N-2	Aug. 03, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002131040
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-297168
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Entity Registrant Name	Robinhood Ventures Fund II
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	761-7789
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load paid by you (as a percentage of offering price) ..................................................................	4.50%
Offering expenses borne by the Company (as a percentage of offering price)(1) ................................	2.12%
Dividend reinvestment plan fees .........................................................................................................	None

Annual Expenses:	Percentage of Net Assets Attributable to Shares
Base Management Fees(2) ....................................................................................................................	2.00%
Incentive Fee on Capital Gains(3) ........................................................................................................	—
Other Expenses(4) .................................................................................................................................	2.07%
Repayment to Robinhood(5) ............................................................................................................	0.84%
Other Expenses ...............................................................................................................................	1.23%
Interest Payments on Borrowings(6) ...................................................................................................	—
Acquired Fund Fees and Expenses(7) ...................................................................................................	0.11%
Total Annual Expenses ........................................................................................................................	4.18%
__________________
(1)The Company estimates that it will incur one-time expenses of approximately $4.2 million (approximately 2.12% of the gross proceeds) in connection with this offering, assuming 8 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering paid by Robinhood will be reimbursed by the Company. The Company will reimburse Robinhood promptly following the offering out of the offering proceeds.
(2)The Company pays the Adviser a Base Management Fee calculated and payable quarterly at an annual rate of 2.00% of the Company’s Net
Assets determined quarterly as of the end of each quarter (before the accrual of the Base Management Fee for that quarter). “Net Assets”
means the total assets of the Company minus the Company’s liabilities. For purposes of determining the Base Management Fee payable to the Adviser, the Company’s Net Assets will be calculated prior to any reduction for the accrual of the Base Management Fee for that quarter.
(3)Based on the Company’s current business plan, it anticipates that substantially all of the net proceeds of this offering will be invested within
36 months depending on the availability of investment opportunities that are consistent with the Company’s investment objective and other market conditions. As a result, during the Company’s first year of operations following consummation of this offering the Company expects that it will not have any capital gains. The Incentive Fee on Capital Gains, payable at the end of each fiscal year (or upon termination of the
Investment Advisory Agreement) in arrears, equals 20.00% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses and unrealized capital depreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid Incentive Fee on Capital Gains for prior periods.
(4)Other Expenses are based on estimated amounts for the current fiscal year, and include organizational costs incurred since inception.
(5)The Company entered into an Organizational Costs Support and Reimbursement Letter Agreement with Robinhood and the Adviser, dated
June 29, 2026, which was approved by the Board. Pursuant to this agreement, Robinhood agreed to pay all organizational costs incurred by the Company or incurred by Robinhood on the Company’s behalf prior to the initial public offering of its common shares of beneficial interest. In the event the Company does not consummate the initial public offering of its Shares, Robinhood irrevocably forbears its right to seek reimbursement from the Company for such organizational costs. As a result of this agreement, organizational costs of $1.7 million incurred for periods through the date of the initial public offering are borne by Robinhood until the initial public offering. In the event that the Company consummates the initial public offering of its Shares, the organizational costs will be charged to the Company by Robinhood immediately upon the consummation of the initial public offering, and the Company will reimburse Robinhood for such organizational costs from the proceeds received by the Company from the initial public offering. As a result, the organizational costs will immediately reduce the NAV of each Share purchased in this offering.
(6)The Company does not currently anticipate incurring indebtedness on its portfolio or paying any interest during the current fiscal year.
(7)The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Sales Load [Percent]	4.50%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.12%
Annual Expenses [Table Text Block]

Annual Expenses:	Percentage of Net Assets Attributable to Shares
Base Management Fees(2) ....................................................................................................................	2.00%
Incentive Fee on Capital Gains(3) ........................................................................................................	—
Other Expenses(4) .................................................................................................................................	2.07%
Repayment to Robinhood(5) ............................................................................................................	0.84%
Other Expenses ...............................................................................................................................	1.23%
Interest Payments on Borrowings(6) ...................................................................................................	—
Acquired Fund Fees and Expenses(7) ...................................................................................................	0.11%
Total Annual Expenses ........................................................................................................................	4.18%
__________________
(1)The Company estimates that it will incur one-time expenses of approximately $4.2 million (approximately 2.12% of the gross proceeds) in connection with this offering, assuming 8 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering paid by Robinhood will be reimbursed by the Company. The Company will reimburse Robinhood promptly following the offering out of the offering proceeds.
(2)The Company pays the Adviser a Base Management Fee calculated and payable quarterly at an annual rate of 2.00% of the Company’s Net
Assets determined quarterly as of the end of each quarter (before the accrual of the Base Management Fee for that quarter). “Net Assets”
means the total assets of the Company minus the Company’s liabilities. For purposes of determining the Base Management Fee payable to the Adviser, the Company’s Net Assets will be calculated prior to any reduction for the accrual of the Base Management Fee for that quarter.
(3)Based on the Company’s current business plan, it anticipates that substantially all of the net proceeds of this offering will be invested within
36 months depending on the availability of investment opportunities that are consistent with the Company’s investment objective and other market conditions. As a result, during the Company’s first year of operations following consummation of this offering the Company expects that it will not have any capital gains. The Incentive Fee on Capital Gains, payable at the end of each fiscal year (or upon termination of the
Investment Advisory Agreement) in arrears, equals 20.00% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses and unrealized capital depreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid Incentive Fee on Capital Gains for prior periods.
(4)Other Expenses are based on estimated amounts for the current fiscal year, and include organizational costs incurred since inception.
(5)The Company entered into an Organizational Costs Support and Reimbursement Letter Agreement with Robinhood and the Adviser, dated
June 29, 2026, which was approved by the Board. Pursuant to this agreement, Robinhood agreed to pay all organizational costs incurred by the Company or incurred by Robinhood on the Company’s behalf prior to the initial public offering of its common shares of beneficial interest. In the event the Company does not consummate the initial public offering of its Shares, Robinhood irrevocably forbears its right to seek reimbursement from the Company for such organizational costs. As a result of this agreement, organizational costs of $1.7 million incurred for periods through the date of the initial public offering are borne by Robinhood until the initial public offering. In the event that the Company consummates the initial public offering of its Shares, the organizational costs will be charged to the Company by Robinhood immediately upon the consummation of the initial public offering, and the Company will reimburse Robinhood for such organizational costs from the proceeds received by the Company from the initial public offering. As a result, the organizational costs will immediately reduce the NAV of each Share purchased in this offering.
(6)The Company does not currently anticipate incurring indebtedness on its portfolio or paying any interest during the current fiscal year.
(7)The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	2.00%
Interest Expenses on Borrowings [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.11%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.84%
Other Annual Expense 2 [Percent]	1.23%
Total Annual Expenses [Percent]	4.18%
Expense Example [Table Text Block]	The following example illustrates the expenses (including the sales load of 4.50%) that you would pay on a
$1,000 investment in Shares, assuming (1) total annual expenses of 4.18% of net assets attributable to Shares and (2)
a 5% annual return:(1)

1 Year	3 Years	5 Years	10 Years
$85	$166	$249	$461
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
(1)The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Company’s actual rate of return may be greater or less than the hypothetical
5% return shown in the example. The example assumes that the Company will not realize any capital gains
(computed net of all realized capital losses and unrealized capital depreciation) in any of the indicated time periods. If the Company achieves sufficient returns on its investments to trigger an Incentive Fee on Capital
Gains of a material amount, the Company’s expenses, and returns to the Company’s investors, would be higher.

Expense Example, Year 01	$ 85
Expense Example, Years 1 to 3	166
Expense Example, Years 1 to 5	249
Expense Example, Years 1 to 10	$ 461
Purpose of Fee Table , Note [Text Block]	The following table contains information about the costs and expenses that Shareholders will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the
Company’s first fiscal year of operations and assume that the Company issues an aggregate of 7,600,000 Shares
(representing an aggregate public offering price of $190,000,000). The purpose of the table and the example below is to help you understand the fees and expenses that you as a Shareholder would bear directly or indirectly. The following table should not be considered as a representation of the Company’s future expenses. Actual expenses may be greater or less than those shown and, all other things being equal, will increase as a percentage of net assets attributable to Shares of the Company if the Company issues fewer than 7,600,000 Shares.
Please refer to “Management of the Company-Investment Advisory Agreement-Management Fee,” “Company
Expenses,” “Underwriting” and “Dividend Reinvestment Plan” for more complete descriptions of the various costs and expenses.

Other Transaction Fees, Note [Text Block]	The Company estimates that it will incur one-time expenses of approximately $4.2 million (approximately 2.12% of the gross proceeds) in connection with this offering, assuming 8 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering paid by Robinhood will be reimbursed by the Company. The Company will reimburse Robinhood promptly following the offering out of the offering proceeds.

Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year, and include organizational costs incurred since inception.
(5)The Company entered into an Organizational Costs Support and Reimbursement Letter Agreement with Robinhood and the Adviser, dated
June 29, 2026, which was approved by the Board. Pursuant to this agreement, Robinhood agreed to pay all organizational costs incurred by the Company or incurred by Robinhood on the Company’s behalf prior to the initial public offering of its common shares of beneficial interest. In the event the Company does not consummate the initial public offering of its Shares, Robinhood irrevocably forbears its right to seek reimbursement from the Company for such organizational costs. As a result of this agreement, organizational costs of $1.7 million incurred for periods through the date of the initial public offering are borne by Robinhood until the initial public offering. In the event that the Company consummates the initial public offering of its Shares, the organizational costs will be charged to the Company by Robinhood immediately upon the consummation of the initial public offering, and the Company will reimburse Robinhood for such organizational costs from the proceeds received by the Company from the initial public offering. As a result, the organizational costs will immediately reduce the NAV of each Share purchased in this offering.

Management Fee not based on Net Assets, Note [Text Block]	Based on the Company’s current business plan, it anticipates that substantially all of the net proceeds of this offering will be invested within
36 months depending on the availability of investment opportunities that are consistent with the Company’s investment objective and other market conditions. As a result, during the Company’s first year of operations following consummation of this offering the Company expects that it will not have any capital gains. The Incentive Fee on Capital Gains, payable at the end of each fiscal year (or upon termination of the
Investment Advisory Agreement) in arrears, equals 20.00% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses and unrealized capital depreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid Incentive Fee on Capital Gains for prior periods.

Acquired Fund Fees Estimated, Note [Text Block]	The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	INVESTMENT OBJECTIVE AND STRATEGY
Investment Objective
The Company’s investment objective is to seek long-term capital appreciation. The investment objective of the
Company is not a fundamental policy of the Company and may be changed by the Board without the vote of a majority of the Company’s outstanding voting securities (as defined by the 1940 Act). There can be no assurance that the Company will achieve its investment objective.
Investment Strategies
In pursuing its investment objective, the Company will primarily invest, under normal circumstances, in a diversified portfolio of early-stage and growth-stage private companies, with a focus on private companies that are current or previous participants in the Y Combinator startup accelerator program or companies with a founder or co-
founder that has participated in the Y Combinator startup accelerator program (collectively, “YC Companies”).
Approximately 500-700 companies join Y Combinator each year.[1] The Company may, however, also invest in companies that are not YC Companies.
Y Combinator is a leading startup accelerator that helps launch and scale early-stage technology companies by providing seed funding, mentorship, and access to a global founder and investor network. “Y Combinator” is a registered trademark of Y Combinator Management, LLC or its affiliates and is used by the Company with permission. Y Combinator does not sponsor, endorse, or promote the Company and has no responsibility for the management or performance of the Company.
The Adviser will seek to invest in YC Companies and other early-stage and growth-stage private companies that, in the view of the Adviser, demonstrate significant growth potential (each, a “Promising Company”). In identifying Promising Companies, the Adviser considers a variety of factors that may include the experience and track record of the founding team, market size, industry trends, product differentiation, commercial traction, and business model. The Adviser bases its evaluation on information available at the time of investment, which may include pitch presentations, publicly available materials, the Adviser’s own research and analysis, and references from parties familiar with the company or its founders.
The specific Promising Companies in which the Company focuses its investments may change over time, including if a Promising Company becomes a public company or is acquired in the future and the Company elects to sell its investment in such company.
As a BDC, at least 70% of the Company’s assets must be the type of “qualifying” assets listed in Section 55(a)
of the 1940 Act, as described herein, which are generally privately offered securities issued by U.S. private or thinly traded companies. The Company may also invest up to 30% of its portfolio opportunistically in “non-qualifying”
portfolio investments, such as investments in non-U.S. companies and private vehicles that rely on an exclusion from the definition of investment company in Section 3(c) of the 1940 Act.
The Company will make direct investments in Promising Companies, including follow-on investments, which will typically be in the form of non-controlling equity and equity-related securities, including, but not limited to,
SAFEs, common stock, warrants, convertible preferred stock, other equity or equity-linked securities or ownership interests in business enterprises, other forms of senior equity, which may or may not be convertible into a company’s common equity, and preferred stock and convertible debt securities.
The Company expects that a significant portion of its investments may be in the form of SAFEs. A SAFE is an agreement between an investor and a company in which the company generally agrees that the investor’s investment in the company will be converted into equity in the company upon certain trigger events. For example, the investor’s
SAFE investment would typically be converted into convertible preferred stock in the company’s next priced equity financing round, at the valuation that is set in the company’s next priced equity financing round. In addition, a SAFE may be triggered if the company is acquired by or merged with another company. Other triggers may be an initial public offering of securities by the company.
Although the Company will principally seek to invest directly in Promising Companies, the Company may also make indirect investments in Promising Companies by purchasing units or shares of special purpose vehicles
(“SPVs”), venture funds and private equity funds, limited liability companies, limited partnerships, pooled investment vehicles, including venture capital funds, that would be investment companies but for Section 3(c)(1) or
Section 3(c)(7) of the 1940 Act, and other vehicles (each, a “Private Vehicle”) that provide the Company with economic exposure to the equity of one or more Promising Companies. The SPVs in which the Company expects to invest will be private investment vehicles managed by unaffiliated managers that are designed to provide the
Company and other accredited investors access to concentrated economic exposure to one or more specific private companies through a private offering of securities exempt from registration under the Securities Act pursuant to
Regulation D. An SPV may source its investments in underlying private companies through a variety of methods, including through existing investment, business or other relationships that the manager of the SPV may have with a private company or its founders and/or key employees. Individual SPVs that the Company expects to invest in may have different terms and structures, which may present unique risks and a different economic experience than if the
Company were to hold interests in the underlying private companies directly. The types of SPVs in which the
Company expects to invest may charge upfront sales charges as well as management fees and/or carried interest-type fees that will impact the value of the Company’s investment and the Company’s investment return. All investors in an SPV typically will have similar rights, which are documented in the governing documents of the SPV, subject to the terms of any side letters entered into between an investor (including the Company) and the manager of the SPV that may alter such rights and/or provide certain benefits to individual SPV investors. It is expected that the SPVs in which the Company invests will not provide the Company with voting rights with respect to the SPVs or underlying private companies. Private Vehicles will typically not be controlled by the Company and will not be subsidiaries of the Company. Such investments may include investments made through “secondary transactions,” in which the
Company acquires an interest in an existing Private Vehicle from another investor. The Company also may seek indirect economic exposure to Promising Companies in other ways, including through special situations, other equity or credit investments, equity-related and equity-linked investments such as forward contracts for future delivery of stock, swaps, and other synthetic equity agreements that provide it with economic exposure to the equity of a Promising Company. To the extent the Company enters into forward contracts or other derivatives with respect to a Promising Company, the Company intends to do so only with reputable counterparties that have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, or that have an equivalent rating from another NRSRO, or that are determined to be of equivalent credit quality by the Adviser.
Private Vehicles that rely on an exclusion from the definition of investment company in Section 3(c) of the
1940 Act would not be qualifying assets for purposes of compliance with the requirement of Section 55(a) of the
1940 Act to invest at least 70% of the Company’s total assets in qualifying assets.
The Company will publicly disclose information regarding its exposure to the holdings of Private Vehicles and will make such information available on the Company’s website (robinhood.com/us/en/ventures/rvii) on at least a quarterly basis and will post this information contemporaneously with its Form 10-K and Form 10-Q filings.
In seeking to achieve its investment objective, the Company will invest, without limit, in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, of private companies. Issuers of these securities are not expected to have a class of securities registered, or be subject to periodic reporting, pursuant to the Exchange Act.
The Company generally intends to hold its investments as a long-term investor, consistent with its investment objective and strategies, and, accordingly, the Company does not expect to divest investments on any particular timeline or upon the occurrence of any particular event. For example, the Company expects generally to continue to hold investments in a company after future rounds of financing or an initial public offering. However, the Company may divest of some or all of an investment as the Adviser determines to be appropriate and consistent with the
Company’s investment objective or strategies. This may occur in connection with a future round of financing, an initial public offering or acquisition of a company, in the event the Adviser determines it is appropriate to rebalance the portfolio, where the Adviser determines that the investment is no longer performing in line with expectations, or for any other reason in the Adviser’s discretion. In addition, if an investment is held in a Private Vehicle, the Private
Vehicle may dispose of a Promising Company.
Under normal circumstances, substantially all of the Company’s assets will be invested in direct or indirect investments in Promising Companies (except that the Company may continue to hold investments in a Promising
Company after future rounds of financing or the initial public offering of such Promising Companies). However, consistent with the Company’s BDC election and its election to be taxed as a RIC, the Company may also invest, to a lesser extent (including while it is seeking to build its position in one or more Promising Companies or to manage cash) in other investments, including listed companies, mutual funds, BDCs, ETFs, money market funds, U.S.
government securities and other fixed income obligations, and cash equivalents (such as bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements), and crypto or digital assets, and may at times hold a significant percentage of its assets in such investments. To the extent that a significant portion of the Company’s assets are invested in such instruments for an extended period of time, the Company may not achieve its investment objective.
The Company does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. The Company may, for example, invest significantly in aerospace and defense, artificial intelligence (“AI”), computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics-related companies.
The Company is permitted to borrow money or issue debt securities in an amount up to 66 2/3% of its total assets in accordance with the 1940 Act. The Company may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy the Company’s liabilities or obligations, or other specified purposes. The Company may pledge its assets to secure any such borrowings. There is no assurance, however, that the Company will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Company incurring leverage on its portfolio investments from time to time. The Company’s use of leverage may increase or decrease from time to time in its discretion and the Company may, in the future, determine not to use leverage.
The Company may make investments directly or indirectly through one or more Subsidiaries, and references herein to the Company’s investments also refer to any Subsidiary’s investments.
If the Company uses one or more Subsidiaries to make investments, the Company and its Shareholders will bear the respective organizational and operating fees, costs, expenses and liabilities of those Subsidiaries. The Company and its Subsidiaries will have the same investment strategies and will be subject to the same investment restrictions and limitations on a consolidated basis. The Adviser will serve as investment adviser to the Company and each
Subsidiary. The Subsidiaries will comply with the provisions of the 1940 Act relating to affiliated transactions and custody.
The Adviser will not cause the Company to engage in certain negotiated investments alongside affiliates unless the Company has received an order from the SEC granting an exemption from Sections 17 and 57 of the 1940 Act, or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations thereof, as expressed in SEC no-action letters or other available guidance. The Adviser and the Company have applied for an exemptive order from the SEC that, if granted, would expand the Company’s ability to invest alongside its affiliates in privately placed investments that involve the negotiation of certain terms of the securities to be purchased (other than price-related terms).
Additional Information on SAFEs
Background on SAFEs
In 2013, Y Combinator introduced the SAFE, which stands for Simple Agreement for Future Equity. At the time of introduction, startups and investors were primarily using convertible notes for early-stage fundraising.[2] The
SAFE was intended to be a replacement for convertible notes to streamline the early-stage fundraising process, and has generally been successful in doing so. As a one-document security without numerous terms to negotiate, SAFEs save startups and investors money in legal fees and reduce the time spent negotiating the terms of the investment.
Founders and investors will usually only have to negotiate one item: the conversion price, which is determined based on either a valuation cap or valuation discount rate.
SAFE Terms
In general, SAFEs automatically convert into equity securities or a right to receive cash upon three types of events: (1) a priced equity financing of the company that issued the SAFE; (2) a liquidity event of the company that issued the SAFE, such as a sale of the company or an initial public offering of the company; and (3) a dissolution event, such as the issuer of the SAFE declaring bankruptcy or going out of business.
Priced Equity Financing. A SAFE will convert automatically into equity of the issuer of the SAFE when the issuer of the SAFE closes a priced equity financing. A SAFE will convert into the equity security that is being issued to other investors in the priced equity financing, which is most typically shares of convertible preferred stock. In general, a SAFE will convert into a number of shares of convertible preferred stock that is equal to the dollar amount of the SAFE investment, divided by a price per share determined based on the valuation cap of the SAFE or a discount rate relative to the price per share of the convertible preferred stock in the priced equity financing. In other words, a SAFE represents an investment into the issuer of the SAFE at the next priced equity financing at, or more typically at a discount to, the valuation implied by the priced equity financing round.
•Valuation Cap. The Company may invest in a SAFE in which the conversion of the SAFE into equity of the issuer of the SAFE is based on  a valuation cap. A valuation cap imposes a cap on the valuation of the issuer implied by the price per share at which the SAFE would convert into equity in a priced round. If the issuer of the SAFE closes an equity financing at an implied valuation that exceeds the valuation cap, the
SAFE would convert into convertible preferred stock at the price per share implied by the valuation cap stated in the SAFE, rather than at the price per share of the convertible preferred stock in the priced equity financing, effectively resulting in a discount to the price per share of the implied valuation of the priced equity financing.
•Valuation Discount Rate. The Company may invest in a SAFE in which the conversion of the SAFE into equity of the issuer of the SAFE is based on a fixed discount rate to the valuation implied by the issuer’s next priced equity financing, resulting in a fixed discount to the price per share of the implied valuation of the priced equity financing.
•Most Favored Nation Provisions. The Company may invest in a SAFE that contains a provision that allows the SAFE holder to amend the SAFE at a later date to include any more advantageous terms that are subsequently provided to holders of other SAFEs of that issuer. In other words, if the issuer of the SAFE subsequently issues a SAFE that contains a valuation cap or a valuation discount rate that is more advantageous to the SAFE holder, the investor may elect to amend its SAFE to include the terms that were offered in the later-issued SAFE.
In other words, regardless of whether a SAFE has a valuation cap, a valuation discount, a most favored nation provision, or any combination of the foregoing, the SAFE will convert into convertible preferred stock at the issuer’s next priced equity financing at or at a discount to the implied valuation of the priced equity financing.
Liquidity Event. Typically, if the issuer of a SAFE undergoes a “Liquidity Event,” which includes events such as a sale of the company, an initial public offering, or a direct listing, the SAFE will convert into a right to receive cash. In the event of a Liquidity Event, the SAFE holder will typically be entitled to receive a portion of the proceeds equal to the greater of (1) the amount that the SAFE holder invested when it purchased the SAFE from the company, and (2) the proceeds that the SAFE holder would be entitled to if the SAFE converted into common stock of the company in connection with the Liquidity Event at the implied valuation of the Liquidity Event, taking into account any terms such as a valuation cap or a valuation discount rate that the SAFE might be entitled to and the company’s overall capitalization.
Dissolution Event.  If the issuer of the SAFE goes out of business (a “Dissolution Event”), the holder of the
SAFE is typically entitled to receive cash equal to the amount that the holder invested, subject to the issuer having sufficient assets. However, a SAFE holder’s claim would be junior to the claims of other creditors, such as the SAFE issuer’s trade creditors and holders of the issuer’s outstanding indebtedness (including convertible notes). The SAFE holder’s right to receive cash would have the same priority as other SAFEs and standard non-participating preferred stock, and be senior to payments for common stock.
Involvement in our Portfolio Companies
As a BDC, the Company will be obligated to offer to provide significant managerial assistance to certain of its portfolio companies and to provide it if requested. In fact, the Company may seek investments where such assistance is appropriate. Making available significant managerial assistance means, among other things, any arrangement whereby the BDC, through its directors, officers or employees, offers to provide, and, if accepted, does so provide, significant guidance and counsel concerning the management, operations or business objectives and policies of a portfolio company.
Non-Fundamental Policies
None of the Company’s investment policies are fundamental, and thus may be changed without Shareholder approval.
Portfolio Turnover
While the Adviser pursues a long-term investment strategy and does not typically engage in short-term trading in the shares of portfolio companies in which it invests, portfolio turnover generally involves some expense to the
Company, including finders, placement, brokerage, or other similar fees (or an allocable portion thereof) and other transaction costs on the sale of securities and reinvestment in other securities. The Company’s portfolio turnover rate may vary from year to year. Higher portfolio turnover may decrease the investment return to individual investors in the Company.
_________________
(1)Source: Startup Directory (last visited June 25, 2026), available at https://www.ycombinator.com/companies.
(2)Source: Safe User Guide (last visited June 26, 2026), available at https://www.ycombinator.com/documents.
Market Opportunity
Venture investing has historically been one of the most powerful engines of wealth creation in the American economy — generating many of the companies that have defined modern life, employed millions of Americans, and produced extraordinary returns. Yet the opportunity to share in that wealth creation has been systematically denied to the vast majority of Americans, reserved instead for a small and self-reinforcing circle of institutional investors and well-connected insiders. That exclusion is not an accident of market structure. It is a consequence of rules and access barriers that have never been designed to provide access to ordinary Americans. The Company is designed to change that — by investing in YC Companies and other early-stage or growth-stage companies whose technology, markets, and competitive position demonstrate, in the view of the Adviser, compelling potential, providing the access and the diversification that are unavailable to most investors.
I.The Private Venture Market: Size, Growth, and Returns
The U.S. venture capital market has grown dramatically over the past decade and a half. U.S. venture capital reached $320.0 billion deployed in 2025 — the second-highest annual total ever recorded, behind only the 2021 peak of $358.2 billion.[1] Even the relative trough of 2023, at $168.8 billion, exceeded every pre-2018 annual total in
U.S. history. The U.S. venture capital industry now manages $1.38 trillion in total assets under management —
comprising $1.08 trillion in net asset value and $299.3 billion in dry powder awaiting deployment into the next generation of companies.[1]
Equally significant is a structural shift in when companies choose to access public markets — and therefore in where their most significant appreciation occurs. The median time from a company’s founding to its IPO was 5 years in 1999; by 2024, that figure had reached 14 years.[2] A company that remains private for 14 years may complete its foundational growth arc — from idea, to product-market fit, to scaling — entirely within the private markets, entirely out of reach of most of the investing public. The investors who participate in that arc earn returns commensurate with bearing that risk. Often, by the time a company reaches its IPO, the most significant wealth creation has already occurred, and it has occurred exclusively for the small group of insiders who were allowed to invest early on.
As of year-end 2025, approximately 859 venture-backed private companies globally were valued at $1 billion or more, representing an aggregate estimated value of approximately $4.34 trillion.[3] Whether that value is ultimately realized through an acquisition, a public offering, or a secondary transaction, most of the returns will flow to those who were permitted to invest during the private phase — the same endowments, sovereign wealth funds, and ultra-
high-net-worth individuals who have always had access.
II.The Closed Door: How Ordinary Americans Are Locked Out
The private venture market has delivered significant returns and generated much of the economic dynamism of the past generation. Generally, private venture investments have not been accessible to most ordinary Americans.
The exclusion operates at two levels — a legal barrier erected by the SEC’s accredited investor rules, and a practical barrier rooted in the insular network dynamics of venture capital.
The Accredited Investor Threshold. Under the Securities Act of 1933, most private securities offerings —
including interests in venture capital funds and direct investments in private companies — may be sold only to
“accredited investors,” defined by minimum thresholds for income, net worth, or professional certification.[4]
According to a June 2025 study published by the SEC’s Office of the Investor Advocate (the “2025 OIAD study”), approximately 12.6% of U.S. individuals qualify as accredited investors.[5] More than eight in ten Americans may be legally prohibited from investing in the types of private venture investments that have generated some of the most significant wealth in modern economic history because they do not meet the accredited investor threshold.
The Network Barrier. For the minority of Americans who clear the legal threshold, a second wall awaits. Even among those who are legally eligible to participate, only 4.3% of accredited investors actually own private market securities.[5] The most successful private venture funds are chronically oversubscribed and allocate capacity almost entirely to a fixed circle of institutional investors and high-net-worth individuals whose relationships were established over decades. Top-tier founders typically raise money through introductions from trusted networks, resulting in many of the best opportunities going to the same people they always have.
The result is a compounding exclusion. Only 12.6% of Americans are legally eligible to participate. Of those, only 4.3% actually own private market securities. Meanwhile, among the vast majority of Americans who are not accredited investors, only 1.1% own private market securities. Collectively, approximately 1.3% of the total U.S.
population holds any private market investment at all.[5] However, the same 2025 OIAD study found that 5.2% of the total U.S. population — four times the number who actually own such securities — express interest in investing in new or private companies.[5] We believe that the gap between what such Americans want and what they are permitted to access may be the defining inequity of modern capital markets.
III.The Diversification Dilemma
The structural exclusion described above does more than deny ordinary Americans access to individual opportunities. It prevents them from investing in early-stage and growth-stage companies in one of the only ways that we believe makes economic sense.
Early-stage and growth-stage investing is defined by the power law: the distribution of outcomes is extraordinarily skewed, with the large majority of companies returning little or no capital and a small number of exceptional outcomes driving virtually all aggregate returns.[6] This is not a flaw in the asset class — it is its defining characteristic, and it is precisely what produces venture-scale returns for those who can capture it. Historical data shows that, as an asset class, seed and Series A investing has delivered the highest returns of any stage in U.S.
venture capital, even accounting for higher company failures.[8] But capturing it requires a portfolio broad enough to include the outliers. An investor who participates in only a handful of early-stage or growth-stage companies faces binary concentration risk with no structural mechanism to offset failures. The expected return of a small, undiversified portfolio of early-stage and growth-stage investments is materially lower than the expected return of the asset class itself, because the probability of holding the handful of companies that drive aggregate returns decreases sharply as portfolio size declines. Institutional venture funds are constructed with this dynamic explicitly in mind — deploying capital across large numbers of companies precisely because breadth of exposure is the instrument through which the power law works in investors’ favor rather than against them.
It generally is not possible for ordinary Americans to obtain this type of diversified exposure to early- and growth-stage companies on their own. The legal and network barriers described above do not merely limit retail access to individual transactions — they make it structurally impossible for typical retail investors to assemble the kind of diversified portfolio of early-stage and growth-stage companies that we believe the asset class calls for.
Minimum investment sizes in private rounds — even where access exists — are typically far beyond what retail investors can deploy across a sufficient number of companies to achieve meaningful diversification. Deal flow itself is the binding constraint: building a diversified early-stage and growth-stage portfolio requires consistent access to a large volume of high-quality opportunities, which in turn requires the kind of established institutional relationships that retail investors generally do not have. A retail investor who overcomes the accredited investor legal threshold and secures access to one or two early-stage investments has not solved the access problem — he or she has simply taken on the risk profile of early-stage investing without the broad portfolio construction that makes that risk rational to bear.
The inability to diversify is not a secondary limitation. It is a core reason that retail participation in early-stage and growth-stage investing, absent a professionally managed, broadly diversified structure, fails to deliver the returns that make the asset class worth pursuing. Solving the access problem means solving the diversification problem — and doing so at a scale and with a sourcing capability that retail investors generally cannot replicate on their own.
IV.RVII: Built to End the Exclusion
RVII is purpose-built to address the barriers and limitations described above.
RVII has no investment minimums, no income threshold, no net worth test, and no accredited investor requirement. The wealth barrier that largely defines the private market does not apply to RVII.
RVII will be listed and freely tradable on the NYSE. Investors may buy or sell Shares on the NYSE without lockup periods, redemption gates, or capital call obligations, although an active market may not develop, while the
Company generally expects to hold its investments through their natural private-phase arc and seeks to realize value at natural exit — through acquisition, public offering, or secondary transaction.
Diversification is a structural feature of RVII. Over time, RVII expects to invest across a portfolio of a significant number of companies, applying the construction discipline that institutional venture funds use to manage single-company failure risk. The existing seed portfolio already includes investments in 80 private companies.
Individual retail investors generally cannot replicate this structure independently: private investing requires deal sourcing, underwriting capacity, and portfolio scale that are generally operationally out of reach for individuals acting alone.
The Adviser believes it is situated to develop a pipeline of investment opportunities that are generally accessible only to institutional insiders. The Adviser’s relationships across venture capital include investors, founders, and institutional participants who are active in venture markets, both within and beyond the YC Company ecosystem.
These relationships provide the Adviser with visibility into financing rounds, access to investment opportunities that are not broadly marketed, and the credibility to participate in competitive rounds alongside established institutional investors. Early-stage and growth-stage investing is, by its nature, a relationship-driven activity: the most attractive opportunities are allocated through trusted networks, and access is a function of reputation and prior engagement.
The Adviser’s position within those networks is a strategic advantage that individual retail investors — and many new market entrants — generally cannot replicate independently.
V.Why Y Combinator: Leading Incubator with a Strong Track Record(7)
Y Combinator has funded over 5,000 companies with a combined value of over $1.3 trillion, including 100
“unicorns” with valuations over $1 billion, since 2005. Some notable companies previously funded by Y
Combinator include:
•Aerospace: Boom
•Consumer & Marketplaces: Airbnb, DoorDash, Instacart, Reddit, Twitch
•Enterprise & AI: Cruise, Deel, Dropbox, PagerDuty, OpenAI, Scale AI
•Fintech: Brex, Coinbase, Gusto, Stripe
See “Risks—YC Companies Risk.”
Although many private companies have created value for investors, many more private companies have not.
The Company and the Adviser do not guarantee any level of return or protection against loss on investments and there can be no assurance that the Company’s investment objective will be achieved or that the Company’s investment program will be successful.
__________________
(1)Source: NVCA 2026 Yearbook (National Venture Capital Association / PitchBook Data, Inc., 2026); data as of December 31, 2025.
(2)Source: Jay R. Ritter, “Initial Public Offerings: Median Age of IPOs Through 2025,” University of Florida IPO Initiative, updated
December 31, 2025. Based on 9,343 IPOs from 1980–2025.
(3)Source: NVCA 2026 Yearbook (National Venture Capital Association / PitchBook Data, Inc., 2026); data as of December 31, 2025.
(4)Source: 17 C.F.R. § 230.501(a).
(5)Source: Katherine Carman, Alycia Chin, Steven Nash & Brian Scholl, “Exploring Accredited Investors and Private Market Securities
Ownership,” SEC Office of the Investor Advocate, OIAD Working Paper 2025 No. 1 (June 2025). Numbers included were provided by the study and may not arithmetically reconcile.
(6)Source: See e.g., Chris Dixon, Performance Data and the 'Babe Ruth' Effect in Venture Capital, Andreessen Horowitz (June 8, 2015),
https://a16z.com/performance-data-and-the-babe-ruth-effect-in-venture-capital/. Past performance is not indicative of future results.
(7)Data from Y Combinator website. Past performance is not indicative of future results. The performance results for Y Combinator presented above are not intended to predict or suggest the future returns of the Company. The performance data shown above should not be considered a substitute for the Company’s own performance information.
(8)Source: Kaidi Gao, VC Returns by Series: Part IV, PitchBook Data, Inc. (Aug. 27, 2024), data as of June 6, 2024. Past performance is not indicative of future results. Seed-stage investments, in aggregate across the full cohort of companies that raised a seed round, generated the highest annualized returns of any series, at 25.5%, compared with 19.2% for Series A, roughly 13% for Series B and C, and 14.5% for
Series D+. Seed-stage companies fail at a rate as high as 38.6% by company count, nearly triple the roughly 13% failure rate seen at Series
D and beyond. Failure rates and annualized returns are historical, aggregate figures derived from a cohort of US-headquartered, venture-
backed companies that raised their first round of institutional VC financing between 2009 and 2018, and reflect PitchBook's proprietary methodology, including estimated assumptions for companies presumed to have failed based on an extended period without a subsequent financing round. These figures do not represent the actual or projected returns of the Company or any portfolio company, and there can be no assurance that the Company will achieve comparable, or any, returns.

Risk Factors [Table Text Block]	RISKS
AN INVESTMENT IN THE COMPANY INVOLVES A HIGH DEGREE OF RISK AND THEREFORE
SHOULD ONLY BE UNDERTAKEN BY INVESTORS WHO UNDERSTAND THE POTENTIAL RISK OF
CAPITAL LOSS, FOR WHOM AN INVESTMENT IN THE COMPANY IS A PART OF A DIVERSIFIED
INVESTMENT PROGRAM, AND WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM
TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE
FOLLOWING IS NOT AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED
WITH AN INVESTMENT IN THE COMPANY. PRIOR TO INVESTING IN THE COMPANY, INVESTORS
SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISERS IN
EVALUATING THE MERITS AND RISKS OF INVESTING IN THE COMPANY.
An investment in the Company is suitable only for those persons who have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment.
An investment in the Company is speculative and involves a high degree of risk. Therefore, you should consider the risks of investing in the Company, including the principal risk factors described below, prior to making an investment in the Company. The following information is a discussion of the known material risk factors associated with an investment in the Shares specifically. These risks may be directly applicable to the Company or may be indirectly applicable through the Company’s investments. Additional risks and uncertainties not currently known to the Company or that the Company currently deems to be immaterial also may materially adversely affect the
Company’s business, financial condition and/or operating results.
The value of your investment in the Company, as well as the amount of return you receive on your investment in the Company, may fluctuate significantly. You may lose all or part of your investment in the Company. There is no assurance that the Company will meet its investment objective. Each risk summarized below is considered a
“principal risk” of investing in the Company, regardless of the order in which it appears, and such order is not intended to provide any indication as to the likelihood of their occurrence or of their magnitude or significance.
Early-Stage Companies Risks
The types of investments that the Company anticipates making involve a high degree of risk. In general, financial and operating risks confronting portfolio companies can be significant. While targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Company will be adequately compensated for risks taken. A loss of the Company’s entire investment is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early in the Company’s term, while successes often require a long maturation period.
Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved.
In addition, such companies may require substantial amounts of financing, which may not be available through institutional private placements or the public markets. In addition, the markets that such companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small. Given the rapid timelines often associated with accelerator programs such as Y Combinator, and the inherently limited information available on early-stage companies, the Adviser’s evaluation of a given opportunity is generally conducted on an expedited basis, which creates heightened risk for investors in such early-stage companies.
YC Companies Risk
Because the Company focuses its investments in YC Companies, it may be more concentrated in certain types of businesses (such as high-growth or technology-oriented companies) and may perform differently than funds that invest in a broader range of companies or have a less focused investment approach. The Company is not a party to any agreement with Y Combinator with respect to access to YC Companies. Any limitation imposed by Y
Combinator on the Company’s access to YC Companies could have a material adverse effect on the Company’s business, financial condition or results of operations.
SAFEs Risk
SAFEs do not represent an equity ownership interest at the time of investment, and it is uncertain if SAFEs will provide such exposure in the future. They are designed for early-stage, high-growth startup companies that are expected to raise additional capital in the future. If such growth or financing does not occur, the economic assumptions underlying the investment may not be realized. Unlike common stock, SAFEs do not provide holders with any current ownership rights, including voting rights or rights to dividends, and instead represent only a contractual right to receive equity in the future upon the occurrence of specified triggering events, such as a future equity financing, acquisition, or initial public offering, which may not occur. If such triggering events do not occur, the Company may never receive equity securities and could lose its entire investment. In certain circumstances, a portfolio company may raise additional capital through alternative financing structures that do not trigger conversion. Even if a triggering event occurs, the terms governing conversion may be complex and highly variable, including valuation caps, discounts, or other mechanisms, such as most favored nation or pro rata provisions, that may significantly affect the amount and value of equity ultimately received.
The valuation for the company used in the conversion of the SAFEs will be determined by the investors investing in the next priced equity financing round that triggers conversion of the SAFEs, which valuation may not be known by the Company or an accurate reflection of the valuation of the company at that time.
A SAFE investment’s value may not change for an extended period of time, for example, until a conversion is triggered. Upon conversion, the Company’s investment in the company that issued the SAFE may change significantly, impacting the Company’s NAV per share and potentially the trading price for the Shares. Because
SAFEs are valued based on estimates of future contingent events, their reported fair value may differ materially from realized outcomes.
Equity Securities Risk
The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Equity securities of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets.
For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities held by the Company. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the equity securities held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, equity securities and equity-related securities may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of any equity securities to which the Company has exposure. The value of the equity securities the Company holds may also fluctuate because of changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income, and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
The equity interests the Company invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Company may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.
Technological Innovations
Current trends in the market generally have been toward disrupting a traditional approach to an industry with technological innovation, and multiple young companies have been successful where this trend toward disruption in markets and market practices has been critical to their success. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Company and/or its portfolio investments or alter the market practices the Company’s strategy has been designed to function within and on which the Company’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Company and/or its portfolio companies in a manner that may not have been foreseen, or foreseeable, at the time the Company made any applicable investment. Any of these technological innovations could damage the Company’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Additionally, the Adviser could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
Seed Relationships
The Company may occasionally enter into an agreement with a single entrepreneur or team of entrepreneurs
(each, an “Entrepreneur”), pursuant to which the Company will provide seed funding to one or more companies founded or otherwise sponsored by such Entrepreneur. It is the Company’s belief that such arrangements may benefit the Company by creating opportunities for the Company to secure favorable terms with respect to such investments, and that the Company’s relationships with Entrepreneurs may benefit the Company by creating earlier access to portfolio companies with promising founders. It is possible, however, that as a result of any such arrangement, the Company will make investments in portfolio companies in which it otherwise would not have invested.
Reliance on Portfolio Company Management Team
Each portfolio company’s day-to-day operations will be the responsibility of such company’s management team. Certain of the Company’s investments will be in portfolio companies that have not had significant operations and may have founders and management teams with less operational experience than a more established company.
While the Company seeks to invest in companies operated by strong management or build strong management teams at each of them, there can be no assurance that the existing management team, or any successor, will be able to operate the portfolio company as expected by the Company. The success of each portfolio investment depends in substantial part upon the skill and expertise of each portfolio company’s management team. Additionally, portfolio companies will need to attract, retain, and develop executives and members of their management teams. The market for executive talent is, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that a portfolio company will be able to attract, develop, integrate, and retain suitable members of its management team, and, as a result, the Company may be adversely affected thereby.
Private Investments Risk
Investments in private companies involve a high degree of business and financial risk that can result in substantial losses. Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Company invests. There is a risk that the Company may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Company’s investment performance. It also is more difficult to value private investments compared to public investments because there is less information available about private companies. Private companies in which the Company may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than investments in public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Company’s NAV could significantly increase or decrease if the Company learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Company’s portfolio. Additionally, the Company will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Company has invested becomes public, the trading price of the Shares could fluctuate significantly, including potentially causing the Shares to trade at a discount or premium to the most recently published NAV. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods, so that the Company may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Company will be able to realize the value of private company investments in a timely manner. There also is no assurance that the private companies in which the Company invests will ever have a liquidity event.
Additionally, the types of private companies in which the Company expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its performance may be significantly impaired.
Historical returns for private company investments have often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Private companies typically control which investors are permitted to invest in their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Company targets will permit the Company to become an investor. The Company may not be able to deploy all of its capital in companies that fit its investment mandate.
The Company’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Company is able to obtain, and the Company expects that substantially less information will be available about the Company’s private investments than information that would be available for publicly traded investments. The Company may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Company believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as when the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process.
The Company expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Company invests to disclose any particular type of information to the Company, either in connection with diligence or as ongoing reporting. Where the Company invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence on the relevant investment and to negotiate certain terms of the investment. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Company carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.
In connection with some of the Company’s investments in private companies, the Company may pledge some or all voting rights in a private company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Company, and if the Adviser determines that the Company should not agree to pledge such voting rights, it may result in the Company being excluded from the investment opportunity.
The Company has the discretion to make follow-on investments, subject to the availability of capital resources and the availability of securities in the applicable portfolio company. The Company may elect not to make follow-on investments in a portfolio company and it may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Company’s initial investment, or may result in a missed opportunity for the Company to increase its participation in a successful operation. Even if the Company has sufficient capital to make a desired follow-on investment, it may elect not to do so in order not to increase its concentration of risk, because it prefers other opportunities, or because it is inhibited by compliance with regulatory or other requirements.
Private Vehicle Risks
The Company’s investments in Private Vehicles are subject to a number of risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Company may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Company’s ability to gain exposure to certain private companies. The Company expects to primarily invest in Private Vehicles, including SPVs, that provide exposure focused on the same Promising Companies that the Company invests in directly. Some of the Private Vehicles in which the Company invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the
Adviser will have little or no means of independently verifying this information. The Company may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Company believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-
investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-
investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Company carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the
Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely. Lastly, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Company. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.
Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager
may face a conflict of interest in valuing such securities because their values may have an impact on the Private
Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle
Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle
Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the
Company. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Company may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.
The Company will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Company’s own Management Fee. In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments, and may be payable by the Company to a Private Vehicle Manager based on a Private Vehicle’s positive returns even if the Company’s overall returns are negative. Shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Company.
The Company may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the
Company’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the
Company if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Company to enter into unfunded commitment agreements, if any, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Company’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Company to invest in different Private
Vehicles or direct investments than other clients of the Adviser.
If the Company fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Private
Vehicle. Any failure by the Company to make timely capital contributions may impair the ability of the Company to pursue its investment program, cause the Company to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Company’s investments.
The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Company is invested may result in the Company having distributed to it a portfolio of immature and illiquid securities, or the Company’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Company.
Although the Company will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or
their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Company as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Company, as an investor in Private
Vehicles, will not have the benefit of the protections afforded by the 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Company, as an investor in Private
Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each
Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private
Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the
Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Company making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Company at the time of such commitment
(i.e., to “over-commit”). To the extent that the Company engages in an “over-commitment” strategy, the risk associated with the Company defaulting on a commitment to a Private Vehicle will increase. The Company will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.
The Company is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
In connection with making an investment in a Private Vehicle, the Company may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the
Company, and if the Adviser determines that the Company should not agree to pledge such voting rights, it may result in the Company being excluded from the investment opportunity.
A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Company, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Company, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Company will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Company may make secondary investments in Private Vehicles by acquiring the interests in the Private
Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Company will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Company will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Company.
In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately held portfolio companies in which such Private
Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Company will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Company will depend in large part on the acquisition price paid by the Company for its secondary investments, the structure of such acquisitions and the overall success of the Private
Vehicle.
Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV.
Because those secondary investments will be valued by the Company at the most recent NAV reported by the
Private Vehicle’s Manager, the Company will have an unrealized gain with respect to those investments (and a corresponding increase in NAV and performance) equal to the difference between the most recent reported NAV of the Private Vehicle and the Company’s purchase price.
To maintain the Company’s status as a RIC and preserve the tax benefits to the Company of that status, the
Company intends to distribute to Shareholders capital gain dividends in the amount of the Company’s net capital gain. Distribution of the Company’s net capital gain (which is generally the excess of the Company’s realized net long-term capital gains over the Company’s realized net short-term capital losses) properly reported by the
Company as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, regardless of the U.S. Shareholder’s holding period for his, her or its common stock and regardless of whether paid in cash or reinvested in additional common shares. Distributions of the Company’s net capital gain to a non-U.S. Shareholder, generally will not be subject to U.S. federal withholding tax and will not be subject to U.S. federal income tax unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. Shareholder in the United States).
Conversely, a secondary investment in a Private Vehicle sold by the Company at a discount will result in a realized loss, and a corresponding decrease in the Company’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Company and the negotiated sale price.
The valuation of the Company’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private
Vehicles.
There is significant competition for secondary investments. Many institutional investors, including fund-of-
funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Company may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-
of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,”
where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Company. No assurance can be given that the Company will be able to identify secondary investments that satisfy the Company’s investment objective or, if the Company is successful in identifying such secondary investments, that the Company will be permitted to invest, or invest in the amounts desired, in such secondary investments.
At times, the Company may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Company to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Company acquires an interest in a Private Vehicle through a secondary investment, the
Company may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Private Vehicle and, subsequently, that Private Vehicle recalls one or more of these distributions, the Company (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Private Vehicle. While the
Company may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Company would prevail on such claim.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Company at any time.
The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Private Vehicles to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Private Vehicles; the Private Vehicle
Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Company’s performance.
Adviser Risk
The Company does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the
Company’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Company’s investments in accordance with the terms of the Investment Advisory Agreement. The Company’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on the
Company’s business, financial condition or results of operations. In addition, the Company cannot assure investors that the Adviser will remain the Company’s investment adviser. The Company may not be able to find a suitable replacement adviser, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations.
Concentration Risk
The Company does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. The Company may, for example, invest significantly in aerospace and defense,  artificial intelligence (“AI”), computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics-related companies. While these sectors in which the Company may invest can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Company’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Company carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Company’s concentration of risk in these sectors may increase the losses suffered by the Company or reduce its ability to dispose of depreciating assets. If the Company concentrates in a group of industries, there is also the risk that the Company will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Company to losses disproportionate to those incurred by the market in general if the areas in which the Company’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets.
The Company is subject to the risks associated with the sectors in which it may invest, and the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors. The risks associated with the sectors in which the
Company may invest are further described below.
Technology Sector Risk
The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry.
In addition, a rising interest rate environment tends to negatively affect technology companies. Those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. Any disruption or damage to, or failure of the third-party platform, products, systems or providers relied upon by technology companies could result in service interruptions and harm the companies’ businesses. As technology companies increase their reliance on these third parties, particularly with respect to third-party cloud computing platforms, their exposure to damage from service interruptions or other performance or quality issues may increase. Service interruptions or other performance or quality issues may cause technology companies to issue credits or pay penalties, cause customers to make warranty or other claims against the companies or to terminate their subscriptions, and adversely affect technology companies’ attrition rates and their ability to attract new customers, all of which would reduce technology companies’ revenue. Technology companies’ business and reputation would also be harmed if their customers and potential customers believe the companies’ services are unreliable.
In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering. Many technology company suppliers and contract manufacturers are in locations that are prone to earthquakes and other natural disasters. Global climate change is resulting in certain types of natural disasters and extreme weather occurring more frequently or with more intense effects. In addition, many suppliers’ operations and facilities are subject to the risk of interruption by fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, ransomware and other cybersecurity attacks, labor disputes, public health issues and other events beyond the suppliers’ control. Global supply chains can be highly concentrated and geopolitical tensions or conflict could result in significant disruptions.
Such events can make it difficult or impossible for the contract manufacturers to manufacture and deliver products to its customers, create delays and inefficiencies in the supply and manufacturing chain, result in slowdowns and outages to the technology companies’ service offerings, increase costs, and negatively impact consumer spending and demand in affected areas.
Technology company operations are also subject to the risks of industrial accidents at its suppliers and contract manufacturers. While many suppliers are required to maintain safe working environments and operations, an industrial accident could occur and could result in serious injuries or loss of life, disruption to the technology companies’ business, and harm to the technology companies’ reputation. Major public health issues, including pandemics, have adversely affected, and could in the future materially adversely affect, technology companies due to their impact on the global economy and demand for consumer products. The imposition of protective public safety measures, such as stringent employee travel restrictions and limitations on freight services and the movement of products between regions, can disrupt technology companies’ operations, supply chain and sales and distribution channels, resulting in interruptions to the supply of current products and offering of existing services, and delays in production ramps of new products and development of new services.
AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Company may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
Moreover, due to challenges in detecting patent infringement pertaining to generative AI technologies, it may be more difficult to protect generative AI and related innovations with patents. Further, the laws of some foreign countries do not provide the same level of intellectual property protection as U.S. laws and courts and could fail to adequately protect AI companies’ intellectual property rights. If unauthorized disclosure of source code occurs through security breach, cyber-attack or otherwise, AI companies could lose future trade secret protection for that source code. Such loss could make it easier for third parties to compete with AI products by copying functionality, which could cause AI companies to lose customers and could adversely affect their revenue and operating margins.
If AI companies cannot protect their intellectual property against unauthorized copying, use, or other misappropriation, their businesses could be harmed.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of these companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU AI Act, California’s Transparency in Frontier Artificial Intelligence Act, and emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. For example, the EU AI
Act came into force on August 1, 2024, and will generally become fully applicable after a two-year transitional period (although certain obligations will take effect at an earlier or later time). The EU AI Act introduces various requirements for AI systems and models placed on the market or put into service in the EU, including specific transparency and other requirements for general purpose AI systems and the models on which those systems are based. In the U.S., there is increasing uncertainty as to the federal government’s approach to AI regulation going forward, as the continued applicability of the White House’s 2023 Executive Order on the Safe, Secure, and
Trustworthy Development and Use of AI, which lays out a framework for the U.S. government, among other things, to monitor private sector development of certain foundation models, remains subject to regulatory development.
Several states are considering enacting or have already enacted regulations concerning the use of AI technologies, including those focused on consumer protection, and depending on the scope of AI regulation at the federal level, some states may move to regulate AI model development and deployment. Further, at the federal and state level, there have been various proposals (and in some cases laws enacted) addressing “deepfakes” and other AI-generated synthetic media.
Many AI companies also depend on third-party cloud infrastructures operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Supply-chain attacks have increased in frequency and severity, and there can be no guarantee that third parties and infrastructure in the AI companies’ supply chain or third-party partners’ supply chains have not been compromised or that they do not contain exploitable defects or bugs that could result in a breach of or disruption to AI companies’ information technology systems (including AI companies’ products) or the third-party information technology systems that support AI companies and their services. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in brand, reputational, or competitive harm, regulatory action or legal liability. For example, AI algorithms or training methodologies may be flawed. Datasets may be overbroad, insufficient, or contain biased or inaccurate information. Content generated by
AI systems may be offensive, illegal, inaccurate, or otherwise harmful. Ineffective or inadequate AI development or deployment practices by AI companies could result in incidents that impair the acceptance of AI solutions, cause harm to individuals, customers, or society, or result in their products and services not working as intended. Human review of certain inputs and outputs may be required, including for agentic AI systems that can take actions autonomously. These risks may stem from issues related to intellectual property, data privacy, and other claims associated with AI training and outputs.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.
Aerospace and Defense Industry Risk
The aerospace and defense industry may be significantly affected by government aerospace and defense regulations, spending policies, and geopolitical stability because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. The financial condition of and investor interest in aerospace and defense companies will be negatively influenced by governmental defense spending policies that, outside the occurrence of certain events, such as terrorist attacks, war, and other geopolitical events, are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. Emerging laws and increasing regulatory requirements aimed at global supply chains may impact aerospace and defense companies’ ability to access certain materials and components, and otherwise adversely affect their business, and they may not only be held responsible for their compliance, but for that of their suppliers. In recent years, global supply chain disruptions have impacted, and may continue to impact in the future, aerospace and defense companies’ ability to procure raw materials, microelectronics, and certain commodities. Such disruptions may be driven by supply chain market constraints and macroeconomic conditions, including inflation and labor market shortages. Current geopolitical conditions, including conflicts and other causes of strained intercountry relations, as well as sanctions and other trade restrictive activities, may in the future contribute to these issues. Supply costs can be increased due to the above factors.
The industry’s reliance on the successful development and implementation of new defense and aerospace technologies may result in limited product lines, markets, financial resources, customers, or personnel, all of which may have an adverse effect on profit margins. Products and technologies may face obsolescence due to rapid technological developments and frequent new product introduction and, as such, companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs.
Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines. Regulators and legislators globally have been establishing, evolving, and increasing their regulatory authority, oversight, and enforcement in a manner that impacts Fintech companies. As Fintech companies introduce new products and services and expand into new markets, including through acquisitions, they are expected to become subject to additional regulations, restrictions, and requirements. Any failure or perceived failure to comply with existing or new laws, regulations, or orders of any government authority (including changes to or expansion of their interpretation) may subject Fintech companies to significant fines, penalties, monetary damages, injunctive relief, criminal and civil lawsuits, forfeiture of significant assets, and enforcement actions in one or more jurisdictions;
result in additional compliance requirements; increase regulatory scrutiny of their business; divert management’s time and attention from the business; restrict companies’ operations; lead to increased friction for customers; force companies to make changes to their business practices, products, or operations; require companies to engage in remediation activities; or delay planned transactions, product launches, or improvements. Any of the foregoing could, individually or in the aggregate, harm Fintech companies’ reputation, damage their brands and business, and adversely affect their results of operations and financial condition.
Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk. Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect Fintech companies. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and Fintech companies. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.
Fintech companies can be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause Fintech companies or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and various other operational disruptions. There is no guarantee that Fintech companies and/or their respective service providers will be successful in protecting against cybersecurity incidents. The failure to protect against cybersecurity incidents could cause significant interruptions in Fintech companies’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to customers. Such a failure or unauthorized disclosure of data could harm the Fintech companies’ reputation, subject them to legal claims, increased costs, financial losses, data privacy breaches, regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, Fintech companies may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.
Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products.
An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions.
Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.
Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse economic conditions can materially adversely affect a consumer technology company’s business. The global supply chain for consumer technology companies is large and complex, and many supplier facilities, including manufacturing and assembly sites, are located outside the United States. Adverse macroeconomic conditions, including slow growth or recession, high unemployment, inflation, tighter credit, higher interest rates, changes in fiscal and monetary policy, financial markets volatility and currency fluctuations, can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. Geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors can have an adverse impact on consumer technology companies’ business and supply chains.
The market for consumer technology products and services is highly competitive and subject to rapid technological change. Consumer technology companies may hold patents, trademarks and copyrights, and many competitors may seek to compete primarily by imitating the products and infringing on intellectual property. If a consumer technology company is unable to continue to develop and sell innovative new products with attractive margins, or if competitors infringe on its intellectual property, that company’s ability to maintain a competitive advantage could be materially adversely affected.
Consumer technology companies may be required to use, store and share confidential information, including personal information with respect to their customers. Data security measures cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation.
Consumer technology companies are subject to complex and changing laws and regulations relating to, among other areas, antitrust; privacy, data security and data localization; consumer protection; advertising; product liability;
and intellectual property ownership and infringement. Compliance with these laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services. If any consumer technology company is found to have violated laws and regulations, it could materially adversely affect the company’s business and reputation.
Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If enterprise software companies are unable to develop new or sufficiently differentiated products and services, enhance and improve their product offerings and support services in a timely manner or position and price their products and services to meet demand, customers may not purchase, subscribe to or renew their license, hardware support or cloud offerings. Enterprise software companies rely on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect their intellectual property. Despite such efforts, these protections may be limited, and unauthorized third parties may try to copy or reverse engineer their products or otherwise infringe on their intellectual property. If enterprise software companies cannot protect their intellectual property against unauthorized copying or use, or other misappropriation, they may not remain competitive.
Enterprise software companies depend on suppliers to develop, manufacture and deliver on a timely basis the necessary technologies to their customers. Enterprise software companies’ supply chain operations can be affected by geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors affecting the countries or regions where the vendors or products are located or where the products are being shipped. If disruption caused by one or more of the risks described above occurs, enterprise software companies’ business and related operating results could be materially and adversely affected.
Many enterprise software companies rely on computer hardware purchased or leased from, software licensed from, and cloud computing platforms provided by third parties in order to offer their services. Any disruption or damage to, or failure of their third-party platform providers, could result in interruptions in their services and harm their business.
Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business.
Many enterprise software companies have been and are targets for computer hackers, cyberattacks and other perpetrators or threat actors because these companies store and process large amounts of data, including sensitive data. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.
Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Company. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Company, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade disputes between countries that develop these technologies and countries in which customers of these technologies are based.
Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies’ ability to produce or integrate AI-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your Shares.
Digital Assets Risk
Digital assets are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. There are thousands of digital assets, with Bitcoin being one of the most well-known. Digital assets generally operate without a central authority (such as a bank) and are not backed by any government. Digital assets are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of digital assets has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supranational or quasi-national organization), digital assets are susceptible to theft, loss, and destruction. Digital asset trading platforms and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other fiat currencies. Digital asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.
General Risks of Investing in the Company
BDC Qualifying Assets
As a BDC, the 1940 Act prohibits the Company from acquiring any assets other than certain qualifying assets unless, at the time of and after giving effect to such acquisition, at least 70% of the Company’s total assets are qualifying assets. Therefore, the Company may be precluded from investing in what the Adviser believes are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent the
Company from making additional investments in existing portfolio companies, which could result in the dilution of the Company’s position or could require the Company to dispose of investments at an inopportune time to comply with the 1940 Act. If the Company is forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. If the
Company does not remain a BDC, it may be regulated as a closed-end investment company under the 1940 Act, which could subject it to substantially more regulatory restrictions and decrease its operational flexibility. See
“Business Development Company Regulations” for additional information.
Emerging Growth Company Risk
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of
2012 (the “JOBS Act”). As a result, the Company intends to take advantage of certain exemptions for emerging growth companies allowing it to temporarily forgo the auditor attestation requirements of Section 404(b) of the
Sarbanes-Oxley Act. The Company cannot predict if investors will find its Shares less attractive because it relies on this exemption. If some investors find the Shares less attractive as a result, there may be a less active trading market for the Shares and its share price may be more volatile. The Company will remain an emerging growth company until the earlier of (a) the last day of the fiscal year (i) following the fifth anniversary of the completion of the
Company’s initial public offering, (ii) in which the Company has total annual gross revenue of at least $1.235 billion, or (iii) in which the Company is deemed to be a large accelerated filer, which means the market value of the
Company’s common shares of beneficial interest that is held by non-affiliates exceeds $700 million as of the end of the Company’s prior second fiscal quarter, and (b) the date on which the Company has issued more than $1 billion in non-convertible debt during the prior three-year period.
In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company will take advantage of the extended transition period for complying with new or revised accounting standards, which may make it more difficult for investors and securities analysts to evaluate the Company since the Company’s financial statements may not be comparable to companies that comply with public company effective dates and may result in less investor confidence.
Because of the exemptions from various reporting requirements provided to the Company as an “emerging growth company” and because the Company will have an extended transition period for complying with new or revised financial accounting standards, the Company may be less attractive to investors and it may be difficult for the Company to raise additional capital as and when it needs it. Investors may be unable to compare the Company’s business with other companies in the same industry if they believe that the Company’s financial accounting is not as transparent as other companies in the same industry. If the Company is unable to raise additional capital as and when it needs it, the Company’s financial condition and results of operations may be materially and adversely affected.
Incentive Fee on Capital Gains
The Incentive Fee on Capital Gains may create an incentive for the Adviser to make investments on the
Company’s behalf that are risky or more speculative than would be the case in the absence of such a compensation arrangement, which could result in higher investment losses, particularly during cyclical economic downturns.
As a result of the operation of the cumulative method of calculating the Incentive Fee on Capital Gains that the
Company pays to the Adviser, the cumulative aggregate Incentive Fee on Capital Gains received by the Adviser could be effectively greater than 20%, depending on the timing and extent of subsequent net realized capital losses or net unrealized depreciation. The Company cannot predict whether, or to what extent, this anticipated payment calculation would affect your investment in the Company.
Trading at a Discount/Premium.
Shares of BDCs such as the Company frequently trade at a discount to their NAV per share. There can be no assurance that the Shares will trade at a price equal to or higher than the NAV. Also, the NAV will be reduced immediately following this offering by the Company’s offering costs.
The possibility that the Shares may trade at a discount to NAV is separate and distinct from the risk that the
NAV may not accurately reflect the true value of the Company’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Shares may be affected by such factors as distributions that the
Company may make to the Shareholders or significant trading in one or more of the Company’s portfolio securities immediately prior to their initial public offering, at times causing the market price to rise and, at times the completion of certain initial public offerings of shares that the Company owns causing the market price to decrease;
in each case, such events are, in turn, further affected by expenses, the stability of the Company’s distributions, liquidity and market supply and demand. Any issuance of additional Shares may have an adverse effect on prices in the secondary market for the Shares by increasing the number of Shares available, which may create downward pressure on the market price for the Shares. The Company cannot predict whether the Shares will trade above, at, or below their NAV.
Other Risks Relating to Share Price
If the Company, Robinhood or the Employee Fund sells additional Shares after this offering or is perceived by the public as intending to sell additional Shares, including pursuant to the expiration of the respective lock-up periods, the market price of the Shares could decline.
The Company has entered into a lock-up agreement with the Underwriters, pursuant to which it has agreed, subject to certain exceptions, for a period of 180 days from the date of this Prospectus, not to offer, sell, contract to sell, pledge, grant any option to purchase, make any short sale or otherwise transfer or dispose of, directly or indirectly, any Shares, or enter into any swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Shares, without the prior written consent of Goldman Sachs & Co.
LLC.
Robinhood and the Employee Fund have entered into lock-up agreements with the Underwriters, pursuant to which they have agreed, subject to certain exceptions, not to offer, sell, contract to sell, pledge, grant any option, right or warrant to purchase, purchase any option or contract to sell, lend or otherwise transfer or dispose of or hedge any Shares for 30 days from the date of this Prospectus, except with the prior written consent of Goldman Sachs &
Co. LLC. Notwithstanding the foregoing, if the reported closing price of the Shares on the New York Stock
Exchange is at least 20% greater than the initial public offering price per share set forth on the cover page of this
Prospectus on or after the 15th day (or, if such 15th day is not a trading day, then the first trading day after such 15th day), the lock-up period shall automatically expire beginning at the opening of trading on the first trading day thereafter with respect to all Shares held by Robinhood and the Employee Fund.
As a result, all of the outstanding Shares of the Company that are not sold in the offering will be subject to a lock-up agreement during the lock-up period.
Upon the expiration of the lock-up agreements at the end of the Robinhood Lock-Up Period as described above, all of the Shares that are subject to the lock-up agreements will be eligible for resale in the public market, subject to volume, manner of sale and other limitations applicable under Rule 144 of the Securities Act. In connection with seed capital investments by Robinhood, the Company entered into a registration rights agreement (the “RRA”) with
Robinhood. Pursuant to the RRA, the Company agreed to file a resale registration statement to register the
“Registrable Securities” covered by the RRA. See “Description of Shares—Registration Rights” for additional information. Registration of the Shares would result in Shares becoming freely tradable without compliance with
Rule 144, upon effectiveness of the registration statement.
Exchange Listing
An active, liquid and orderly market for the Shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price initially paid for those shares.
Competition for Investment Opportunities
The Company operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Company to make the types of investments that the Company plans to make.
Robinhood and its affiliates also may compete with the Company for certain types of investments, including acquisitions of companies in which the Company might otherwise have considered for investment. Many of the
Company’s competitors are substantially larger than the Company and have considerably greater financial, technical and marketing resources than the Company does. The Company may be at a competitive disadvantage with the
Company’s competitors in a particular sector or investment, as some of them have greater capital, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. The Company may be unable to find a sufficient number of attractive opportunities to meet its investment objective and there is no assurance as to the timing of investments. The Adviser expects the Company to benefit from its relationships;
however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on the Company’s ability to find suitable investments and otherwise achieve its investment objective.
Non-U.S. Investments Risk
The Company may make non-U.S. investments, which are subject to additional risks.
The Company, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risks due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Company or client portfolio), the application of complex U.S.
and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Company’s portfolio investments.
Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment (e.g., national security reviews by U.S. foreign investment review authorities can extend timelines, increase costs, and even prevent closings) and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (f) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to
U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Company.
The Company may be subject to risks related to changes in foreign currency exchange rates.
Because the Company may have exposure to securities denominated or quoted in currencies other than the U.S.
dollar, changes in foreign currency exchange rates may affect the value of securities held by the Company and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Company’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Company to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Initial Public Offering Proceeds
The Company anticipates that, depending on market conditions, it may take the Company a substantial period of time to invest substantially all of the net proceeds of this initial public offering, or any follow-on offering, in securities meeting its investment objective. Delays in investing the net proceeds raised in this initial public offering or any follow-on offering of Shares by the Company may cause the Company’s performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. The Company cannot assure you that it will be able to identify any investments that meet the Company’s investment objective or that any investment that the Company makes will produce a positive return. The Company may be unable to invest the net proceeds of this initial public offering or any follow-on offering on acceptable terms within the time period that it anticipates or at all, which could harm the Company’s financial condition and operating results. In addition, until such time as the net proceeds of this initial public offering or any follow-on offering are invested in securities meeting the Company’s investment objective, the market price for the Shares may decline. Thus, the return on your investment may be lower than when, if ever, the Company’s portfolio is fully invested in securities meeting its investment objective.
Limited Operating History
The Company is a newly organized, diversified, closed-end management investment company with limited operating history that has elected to be regulated as a BDC under the 1940 Act. While members of the Adviser who will be active in managing the Company’s investments have experience in private market investments, the Company was recently formed, has limited operating history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser and its management have no experience managing BDCs.
Future Growth
The Company will need additional capital to grow and to fund growth in its investments, and the Company may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Company’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Shares. In addition, regulations governing the
Company’s operations as a BDC affect its ability to raise additional capital and the way in which it does so. The raising of debt capital may expose the Company to risk, including the typical risks associated with leverage.
Follow-On Investments
The Company may be offered the opportunity to participate in a subsequent funding round of an existing portfolio investment of the Company. There can be no assurance that the Company will make follow-on investments, or that the Company will have sufficient cash to make all or any of such investments. Any decision by the Company not to make follow-on investments or its inability to make such investments may have a substantial negative impact on a portfolio company in need of such an investment (including an event of default under applicable debt documents in the event an equity cure cannot be made), result in a lost opportunity for the Company to increase its participation in a successful operation or the dilution of the Company’s ownership in a portfolio company.
Valuation
The vast majority of the Company’s portfolio investments are expected to be in the form of securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the
Company’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its
Valuation Designee. Because the Company’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable.
The Company will value its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Company’s securities. The methods for valuing these securities may include: observable, company-specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger and acquisition agreements, initial public offerings/direct listings, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Company’s security and the issuer’s circumstances;
model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Company’s security, or are deemed stale, or where significant events indicate transaction inputs may no longer be representative.
In determining fair value, the Company considers the specific contractual terms of the SAFE, including valuation caps, discounts (where applicable), and other economic features, and evaluates the implied value of the resulting equity interest across a range of scenarios. Where applicable, the Company may reference observable transaction data (including priced financing rounds or other transactions, or “Hard Events”) and may derive an implied as-converted value, adjusted as appropriate for the terms of the SAFE and other relevant considerations.
A SAFE investment’s value may not change for an extended period of time, for example, until a conversion is triggered. Upon conversion, the Company’s investment in the company that issued the SAFE may change significantly, impacting the Company’s NAV per share and potentially the trading price for the Shares. Because
SAFEs are valued based on estimates of future contingent events, their reported fair value may differ materially from realized outcomes.
The value of the Company’s investments in Private Vehicles generally will be based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s).
The value at which the Company’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Company. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Company will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Company’s investments could ultimately be realized at the
Company’s valuation of such investments.
The Company’s NAV is a critical component in several operational matters including computation of the Base
Management Fee. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses the Company will pay. For more information regarding the Company’s calculation of its NAV, see “Net Asset Valuation.”
Liquidity
Substantially all of the Company’s investments will be illiquid. The Company invests primarily in private companies, both directly and indirectly. Substantially all of these securities will be subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Company invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Company invested. The illiquidity of the
Company’s investments will generally make it more difficult for the Company to sell such investments if the need arises. In addition, if the Company is required to liquidate all or a portion of its investments quickly, the Company may realize significantly less than the value at which it has previously recorded those investments. To the extent the
Company or the Adviser receives material non-public information regarding an investment, the Company could face other restrictions on its ability to liquidate that investment.
Leverage
On May 21, 2026, our Board and sole shareholder approved the adoption of an asset coverage requirement, as described in Section 61(a)(2) of the 1940 Act, of 150%. Such election became effective on May 21, 2026.
The Company may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in the Company. The use of leverage is speculative and involves certain risks. Although leverage will increase the Company’s investment return if the Company’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Company pays for the use of those funds, the use of leverage will decrease the return of the Company if the Company fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Company, especially in times of a “credit crunch” or during general market turmoil. The Company may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit;
either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Company may terminate or refuse to renew any credit facility into which the Company has entered. If the
Company is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Company.
Conflicts
The Company is subject to conflicts of interest. RHV and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Company. Robinhood and its affiliates also may compete with the Company for certain types of investments, including acquisitions of companies in which the Company might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable.
In order to address potential conflicts of interest, the Adviser has adopted an investment allocation policy that governs the allocation of investment opportunities among the investment funds and other accounts managed by the
Adviser. To the extent an investment opportunity is appropriate for either or both of the Company and/or any other investment fund or other account managed by the Adviser, and co-investment is not possible, the Adviser will adhere to its investment allocation policy in order to determine to which account to allocate the opportunity.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner over time, the Company and Shareholders can be adversely affected to the extent investment opportunities are allocated among the Company and other investment vehicles managed by the Adviser.
The investment allocation policy will also be designed to manage and mitigate the conflicts of interest associated with the allocation of investment opportunities if the Company is able to co-invest, either pursuant to
SEC interpretive positions or an exemptive order, with other accounts managed by the Adviser. Generally, under the investment allocation policy, co-investments will be allocated pursuant to the conditions of an exemptive order.
Under the investment allocation policy, a portion of each opportunity that is appropriate for the Company and any affiliated fund or other account, which may vary based on asset class and liquidity, among other factors, will generally be offered to the Company and such other eligible accounts, as determined by the Adviser. If there is a sufficient amount of securities to satisfy all participants, each order will be fulfilled as placed. If there is an insufficient amount of securities to satisfy all participants, the securities will generally be allocated at the discretion of the Adviser.
The Adviser will seek to treat all clients fairly and equitably over time in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited investment supplies, the factors may not result in pro rata allocations or may result in situations where certain accounts receive allocations where others do not.
Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Company from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Company. The Adviser will not cause the Company to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms)
unless the Company has received an order granting an exemption from Sections 17 and 57 of the 1940 Act or unless such investments are not prohibited by Section 17(d) or 57(a)(4) of the 1940 Act or interpretations of Section 17(d)
or 57(a)(4) as expressed in SEC no-action letters or other available guidance. The Adviser and the Company have applied for an exemptive order from the SEC that, once received, would permit the Company to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Company’s ability to participate in such negotiated investments. In addition, other conflicts may be present in a particular investment that may limit or restrict the Company’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Company may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Company’s ability to achieve the desired investment returns.
The Company, together with interests held by other advisory clients of the Adviser, may be limited from owning or controlling, directly or indirectly, interests in Private Vehicles or other issuers that equal or exceed 5% of such issuer’s outstanding voting securities. In addition, the Company may seek to invest in a Private Vehicle’s non-
voting securities and, together with interests held by other advisory clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Vehicle not be deemed an
“affiliated person” of the Company for purposes of the 1940 Act, which may impose limits on the Company’s dealings with the Private Vehicle and its affiliated persons. As a general matter, however, the Private Vehicles in which the Company will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Vehicle (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Company could become an affiliated person of a Private Vehicle or another issuer. In such circumstances, the Company may be restricted from transacting with the Private Vehicle or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
Other Funds Advised by the Adviser
Portfolio companies of the Company may be in, or come into, competition with other companies in which affiliates of the Company have an interest via different investment funds or other means. In addition, the Company could pursue a transaction with an entity in which another fund advised by the Adviser has a pre-existing investment, or another fund advised by the Adviser could pursue a transaction with an entity in which the Company has a pre-existing investment. For example, another fund advised by the Adviser could lead or participate in a recapitalization of a portfolio company in which the Company has a pre-existing investment, or invest in a later-
stage equity issuance by a portfolio company in which the Company has a pre-existing investment. Such investments could give rise to conflicts of interest to the extent that the Adviser takes into account the interests of such other funds advised by the Adviser in its consideration of certain actions by the Company in respect of such investments. In certain circumstances, the pre-existing interests of other funds advised by the Adviser in a portfolio company could preclude the Company from taking actions it would otherwise have taken or could otherwise be detrimental to the Company, or alternatively, such other funds advised by the Adviser could benefit from actions taken on behalf of the Company. For example, if another fund advised by the Adviser makes an investment in an existing portfolio company of the Company at a valuation that is below (or in excess of) the valuation implied by the
Company’s original investment in such portfolio company, such other funds’ investment could be dilutive (or accretive) to the Company’s existing investment. Additionally, another fund advised by the Adviser that participates in a follow-on opportunity in a portfolio company of the Company will benefit from the initial evaluation, investigation and due diligence undertaken by the Company in connection with the initial investment, but the other participating fund advised by the Adviser will not be required to reimburse the Company for any expenses incurred in connection with making or holding the investment.
In addition, the timing of entry into or exit from an investment in a portfolio company may vary among the various funds advised by the Adviser for reasons such as differences in strategy, timeline, existing portfolio or liquidity needs. There can be no assurance that the terms of, or the return on, the Company’s investment will be equivalent to, or better than, the terms of, or the returns obtained by, a different fund advised by the Adviser with respect to the same portfolio company, nor can there be any assurance that such other fund advised by the Adviser will hold the same positions in such portfolio company.
Regulatory Environment
Changes in laws or regulations governing the Company’s operations may adversely affect its business. The
Company and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels.
These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect the Company’s business.
Change in Investment Objective or Strategies
The Board may change the Company’s investment objective and strategies or modify or waive certain of the
Company’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Company cannot predict the effects that any changes to its current operating policies and strategies would have on the Company’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Company’s business and impact its ability to make distributions.
Active Management
The Company is subject to management risk because it is an actively managed investment portfolio. The
Company’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the
Company’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding investments may be incorrect in view of actual market conditions. The
Adviser will apply investment techniques and risk analyses in making investment decisions for the Company, but there can be no guarantee that these will produce the desired results. The Company may be subject to a relatively high level of management risk because the Company invests in private market investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Company’s allocation of its investments across direct investments, including Private Vehicles, and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Company, as well as the overall risk profile of the Company’s portfolio, may vary over time.
Anti-Takeover Provisions Risk
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company, to change the composition of the Board or convert the Company to open-
end status. These provisions may have the effect of discouraging attempts to acquire control of the Company, which attempts could have the effect of increasing the expenses of the Company and interfering with the normal operation of the Company. Such provisions also could limit the ability of Shareholders to sell their Shares at a premium over the then-current market prices by discouraging a third party from seeking to obtain control of the Company. See
“Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions” for additional information.
Required Distributions Risk
Although the Company focuses on achieving capital gains from its investments, in certain cases it may receive current income, such as interest or dividends, on its investments. Because in certain cases the Company may recognize such current income before or without receiving cash representing such income, it may have difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, in order for the Company to maintain its qualification as a RIC, it may have to sell some of its investments at times it would not consider advantageous, raise debt or equity capital or reduce new investments to meet these distribution requirements. If the
Company is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus would be subject to corporate-level U.S. federal income tax. See “Material U.S. Federal Income Tax Considerations—Taxation as a
Regulated Investment Company.”
Taxation of Shareholders on Distributions in Company’s Own Stock
The Company may distribute a portion of its taxable distributions in the form of shares of its stock. In accordance with certain applicable U.S. Treasury Regulations and other related administrative pronouncements issued by the IRS, a RIC may be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each Shareholder is permitted to elect to receive its entire distribution in either cash or stock of the
RIC, subject to the satisfaction of certain guidelines. If too many Shareholders elect to receive cash, each
Shareholder electing to receive cash must receive a pro rata amount of cash (with the balance of the distribution paid in stock). If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be equal to the amount of cash that could have been received instead of stock. Taxable Shareholders receiving such distributions will be required to include the full amount of the distribution as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of their share of the Company’s current and accumulated earnings and profits for
U.S. federal income tax purposes. As a result, a U.S. Shareholder may be subject to tax with respect to such distributions in excess of any cash received. If a U.S. Shareholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Company’s stock at the time of the sale, which would result in a capital loss, the deductibility of which is subject to limitations. Furthermore, with respect to non-U.S. Shareholders, the
Company may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of any such distribution that is payable in stock. In addition, if a significant number of the Shareholders determine to sell shares of the Company’s stock in order to pay taxes owed on distributions, such sales may put downward pressure on the trading price of the Company’s stock.
Failure to Qualify as a Regulated Investment Company Risk
The Company intends to elect to be treated as a RIC for federal income tax purposes as of the Company’s First
Post-IPO Tax Year. If the Company qualifies to be treated as a RIC, the Company generally will not pay corporate-
level federal income tax on any ordinary income or capital gains that the Company distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Company must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Company’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Company must maintain its status as a BDC under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Company. In addition, as a RIC, the Company could be subject to tax on any unrealized net built-in gains in the assets held by the Company during the period in which the
Company was not a RIC that are recognized within the five-year period beginning on the first day of its first taxable year as a RIC, unless either the Company made a special election to pay corporate-level tax on such built-in gain at the time of the Company’s RIC election or an exception applies. At the time of the Company’s RIC election, the
Company intends to elect to recognize all of its built-in gain at the time of its conversion and pay tax currently on the built-in gain. See “Material U.S. Federal Income Tax Consequences—Conversion to Regulated Investment
Company.” If the Company fails to qualify for the federal income tax benefits allowable to RICs for any reason and remains or becomes subject to a corporate-level income tax, the resulting taxes could substantially reduce the
Company’s net assets, the amount of income available for distribution to Shareholders and the actual amount of the
Company’s distributions. Such a failure would have a material adverse effect on the Company, the net asset value of the Shares and the total return, if any, obtainable from Shareholders’ investment in Shares. For additional information regarding the Company’s tax requirements, see “Material U.S. Federal Income Tax Considerations.”
Any net operating losses that the Company incurs in periods during which the Company qualifies as a RIC will not offset net capital gains (i.e., net realized long-term capital gains in excess of net short-term capital losses) that the
Company is otherwise required to distribute, and the Company cannot pass such net operating losses through to
Shareholders. In addition, net operating losses that the Company carries over to a taxable year in which the
Company qualifies as a RIC normally cannot offset ordinary income or capital gains.
Additional Tax Liabilities Risk
The Company is subject to complex tax laws and regulations of the multiple jurisdictions in which it operates.
These laws and regulations are subject to uncertain interpretation. The Company’s interpretation and application of these laws and regulations, as well as the Company’s compliance with certain other requirements, require significant judgment and the use of assumptions and estimates.
As a result, the Company will be exposed to the risk that tax authorities in any of the jurisdictions in which the
Company operates could disagree with the Company’s interpretations of the applicable laws and regulations or the
Company’s tax calculations and methodologies, including the classification of the Company’s revenues or the determination of the jurisdictions to which profits are attributed. Accordingly, the Company may be subject to tax audits and other similar proceedings with tax authorities in a number of jurisdictions. In certain cases, the applicable tax authority may challenge one or more tax positions of the Company. Any such audits and other similar proceedings could result in additional taxes, including interest and penalties, which could, in turn, adversely affect the Company’s investment returns.
In addition, laws and regulations are changing on an ongoing basis, and these changes may apply with retroactive effect. New legislation and any U.S. Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect the Company’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Company and its Shareholders of such qualification, or could have other adverse consequences. In addition, the effective tax rate of the portfolio companies in which the Company invests could materially increase as a result of changes in tax law, tax treaties or the interpretation thereof.
On July 4, 2025, the bill referred to as the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The OBBBA introduced broad changes to the Code, including changes to the taxation of businesses. The Company believes the recent changes to the Code under the OBBBA do not materially impact the
Company.
Investors are urged to consult with their tax advisors regarding tax legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the Company’s securities.
The DRIP May Create a Taxable Event for Shareholders
Distributions on the Shares will be automatically reinvested into additional Shares pursuant to the Company’s
DRIP absent a Shareholder electing otherwise. Each Shareholder that does not so elect otherwise will be treated for
U.S. federal income tax purposes as if such Shareholder had received the applicable dividend. For a discussion of the tax consequences to Shareholders of receiving dividends, see “Material U.S. Federal Income Tax
Considerations.”
Other Risks Related to this Offering
Shares offered by this Prospectus may be purchased from Robinhood Financial or TradePMR, each an affiliate of RHV, acting in its capacity as a selling group member in this offering. Any negative experiences Robinhood
Financial’s customers, or TradePMR’s investment adviser customers, have in connection with their participation or attempted participation in this offering may harm the Company’s brand and reputation. In addition, participation in this offering by retail customers through Robinhood Financial could result in increased volatility in the trading price of the Shares.
Robinhood Financial and TradePMR, each a broker-dealer affiliated with the Company’s Adviser, are members of the selling group for this offering. It is anticipated that a portion of the Shares offered by this Prospectus will be offered through Robinhood Financial, acting as a selling group member, to allocate for sale to its customers through its IPO Access feature on the Robinhood platform. It is further anticipated that a portion of the Shares offered by this
Prospectus will be offered through TradePMR, acting as a selling group member, to allocate for sale to its investment adviser customers and their clients through its Advisor IPO Access feature on the Fusion platform. Any such sales will be made at the same initial public offering price, and at the same time, as any other purchases in this offering, including purchases by institutions and other large investors, and in accordance with customary broker-
dealer practices and procedures. Robinhood Financial and TradePMR will not retain any fees or other amounts received in connection with this service to the Company.

Effects of Leverage [Text Block]	LEVERAGE
The Company is permitted to borrow money or issue debt securities in an amount up to 66 2/3% of its total assets in accordance with the 1940 Act. The Company may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy the Company’s liabilities or obligations, or other specified purposes. The Company may pledge its assets to secure any such borrowings. There is no assurance, however, that the Company will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Company incurring leverage on its portfolio investments from time to time. The Company’s use of leverage may increase or decrease from time to time in its discretion and the Company may, in the future, determine not to use leverage.
Certain types of leverage used by the Company may result in the Company being subject to covenants relating to asset coverage and portfolio composition requirements. The Company may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Company. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.
Preferred Shares
The Company’s organizational documents provide that the Board may authorize and issue preferred shares with or without rights as determined by the Board, by action of the Board without prior approval of the holders of the
Shares. Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. In addition, the Company generally is not permitted to declare any cash dividend or other distribution on the Shares, or purchase any such Shares, unless, at the time of such declaration, the Company would have asset coverage of at least 150% after deducting the amount of such dividend or other distribution. The 1940 Act grants to the holders of senior securities representing shares issued by the Company certain voting rights, including the right to elect two trustees of the Board. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of preferred shares to elect a majority of the Board.
Borrowings
The Company is permitted, without prior approval of the Shareholders, to borrow money. The Company may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Company’s assets as security. In connection with such borrowings, the Company may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. There can be no assurance that the Company will be able to utilize leverage on terms that the Adviser deems favorable at any given time.
Borrowings by the Company are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act.
The rights of lenders to the Company to receive interest on, and repayment of, principal of any such borrowings will be senior to those of the Shareholders and the holders of any preferred shares, and the terms of any such borrowings may contain provisions that limit certain activities of the Company, including the payment of dividends to Shareholders and the holders of preferred shares, if any, in certain circumstances.
Credit Facility
The Company may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments and to otherwise satisfy the Company’s liabilities or obligations.

Effects of Leverage, Purpose [Text Block]	The Company is permitted to borrow money or issue debt securities in an amount up to 66 2/3% of its total assets in accordance with the 1940 Act. The Company may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy the Company’s liabilities or obligations, or other specified purposes. The Company may pledge its assets to secure any such borrowings. There is no assurance, however, that the Company will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Company incurring leverage on its portfolio investments from time to time. The Company’s use of leverage may increase or decrease from time to time in its discretion and the Company may, in the future, determine not to use leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	DESCRIPTION OF SHARES
The Company is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of February 27, 2026. Pursuant to the Declaration of Trust, the Company is authorized to issue an unlimited number of common shares of beneficial interest, without par value. Each Share, when issued and paid for in accordance with the terms of this offering and the Declaration of Trust, will be fully paid and non-assessable.
Distributions may be paid to holders of the Shares if, as and when authorized by the Board and declared by the
Company out of funds legally available therefor. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of Shareholders in each fiscal year.
Listing and Symbol. The Shares are expected to be listed on the NYSE, subject to official notice of issuance, under the symbol “RVII.”
Voting Rights. Holders of Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Shareholders. If preferred shares are issued, holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights.
Each Share is entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions.”
Registration Rights. Robinhood and its permitted transferees are entitled to certain rights with respect to the registration of such Shares. In connection with seed capital investments by Robinhood, the Company entered into a
RRA with Robinhood. Pursuant to the RRA, the Company agreed to use commercially reasonable efforts to file a resale registration statement to register the “Registrable Securities” covered by the RRA and to use best efforts to cause the registration statement to be declared effective as soon as practicable thereafter, but in no event later than fifteen (15) days after the date of this Prospectus and to use commercially reasonable efforts to maintain the effectiveness of such registration statement, subject to the lock-up agreement applicable to Robinhood described above. The registration of these shares would enable Robinhood and its permitted transferees to trade these shares without restriction under the Securities Act when the applicable registration statement is declared effective, subject to the lock-up agreement described above. The Company will pay the registration expenses (other than any underwriting discounts and selling commissions) for the shares registered for sale pursuant to the RRA.
Outstanding Securities. The following are the Company’s outstanding securities as of July 31, 2026 (prior to giving effect to the stock split):

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding Exclusive of Amounts Shown in Adjacent Column
Common Shares ................................................................	Unlimited	—	1,091,957
Shareholders; Issuance of Additional Shares
“Shareholders” shall mean as of any particular time the holders of record of outstanding Shares of the
Company, at such time. RHV or its affiliates have invested in the Company as a Shareholder and may do so in the
future.
Issuance of Additional Shares. The provisions of the 1940 Act generally require that the public offering price
(less underwriting commissions and discounts) of common shares sold by a business development company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such sale is made with the consent of a majority of its common shareholders. The Company may, from time to time, seek the consent of Shareholders to permit the issuance and sale by the Company of Shares at a price below the Company’s then-current NAV, subject to certain conditions. If such consent is obtained, the
Company may, contemporaneous with and in no event more than one year following the receipt of such consent, sell
Shares at a price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Shareholders obtained by the Company and the applicable conditions imposed on the issuance and sale by the Company of Shares at a price below NAV will be disclosed in a prospectus supplement relating to any such offering of Shares at a price below NAV. Until such consent of
Shareholders, if any, is obtained, the Company may not sell Shares at a price below NAV.
Because the Company’s Base Management Fee is based upon the Company’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter), the Adviser’s interests in recommending the issuance and sale of Shares at a price below NAV may conflict with the interests of the Company and its Shareholders.
Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All Shares issued are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Outstanding Securities [Table Text Block]	The following are the Company’s outstanding securities as of July 31, 2026 (prior to giving effect to the stock split):

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding Exclusive of Amounts Shown in Adjacent Column
Common Shares ................................................................	Unlimited	—	1,091,957

Early-Stage Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Early-Stage Companies Risks
The types of investments that the Company anticipates making involve a high degree of risk. In general, financial and operating risks confronting portfolio companies can be significant. While targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Company will be adequately compensated for risks taken. A loss of the Company’s entire investment is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early in the Company’s term, while successes often require a long maturation period.
Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved.
In addition, such companies may require substantial amounts of financing, which may not be available through institutional private placements or the public markets. In addition, the markets that such companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small. Given the rapid timelines often associated with accelerator programs such as Y Combinator, and the inherently limited information available on early-stage companies, the Adviser’s evaluation of a given opportunity is generally conducted on an expedited basis, which creates heightened risk for investors in such early-stage companies.

YC Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	YC Companies Risk
Because the Company focuses its investments in YC Companies, it may be more concentrated in certain types of businesses (such as high-growth or technology-oriented companies) and may perform differently than funds that invest in a broader range of companies or have a less focused investment approach. The Company is not a party to any agreement with Y Combinator with respect to access to YC Companies. Any limitation imposed by Y
Combinator on the Company’s access to YC Companies could have a material adverse effect on the Company’s business, financial condition or results of operations.

SAFEs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	SAFEs Risk
SAFEs do not represent an equity ownership interest at the time of investment, and it is uncertain if SAFEs will provide such exposure in the future. They are designed for early-stage, high-growth startup companies that are expected to raise additional capital in the future. If such growth or financing does not occur, the economic assumptions underlying the investment may not be realized. Unlike common stock, SAFEs do not provide holders with any current ownership rights, including voting rights or rights to dividends, and instead represent only a contractual right to receive equity in the future upon the occurrence of specified triggering events, such as a future equity financing, acquisition, or initial public offering, which may not occur. If such triggering events do not occur, the Company may never receive equity securities and could lose its entire investment. In certain circumstances, a portfolio company may raise additional capital through alternative financing structures that do not trigger conversion. Even if a triggering event occurs, the terms governing conversion may be complex and highly variable, including valuation caps, discounts, or other mechanisms, such as most favored nation or pro rata provisions, that may significantly affect the amount and value of equity ultimately received.
The valuation for the company used in the conversion of the SAFEs will be determined by the investors investing in the next priced equity financing round that triggers conversion of the SAFEs, which valuation may not be known by the Company or an accurate reflection of the valuation of the company at that time.
A SAFE investment’s value may not change for an extended period of time, for example, until a conversion is triggered. Upon conversion, the Company’s investment in the company that issued the SAFE may change significantly, impacting the Company’s NAV per share and potentially the trading price for the Shares. Because
SAFEs are valued based on estimates of future contingent events, their reported fair value may differ materially from realized outcomes.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Securities Risk
The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Equity securities of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets.
For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities held by the Company. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the equity securities held by the Company may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, equity securities and equity-related securities may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of any equity securities to which the Company has exposure. The value of the equity securities the Company holds may also fluctuate because of changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Company may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income, and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
The equity interests the Company invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Company may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.

Technological Innovations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Technological Innovations
Current trends in the market generally have been toward disrupting a traditional approach to an industry with technological innovation, and multiple young companies have been successful where this trend toward disruption in markets and market practices has been critical to their success. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Company and/or its portfolio investments or alter the market practices the Company’s strategy has been designed to function within and on which the Company’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Company and/or its portfolio companies in a manner that may not have been foreseen, or foreseeable, at the time the Company made any applicable investment. Any of these technological innovations could damage the Company’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Additionally, the Adviser could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.

Seed Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Seed Relationships
The Company may occasionally enter into an agreement with a single entrepreneur or team of entrepreneurs
(each, an “Entrepreneur”), pursuant to which the Company will provide seed funding to one or more companies founded or otherwise sponsored by such Entrepreneur. It is the Company’s belief that such arrangements may benefit the Company by creating opportunities for the Company to secure favorable terms with respect to such investments, and that the Company’s relationships with Entrepreneurs may benefit the Company by creating earlier access to portfolio companies with promising founders. It is possible, however, that as a result of any such arrangement, the Company will make investments in portfolio companies in which it otherwise would not have invested.
Reliance On Portfolio Company Management Team Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Reliance on Portfolio Company Management Team
Each portfolio company’s day-to-day operations will be the responsibility of such company’s management team. Certain of the Company’s investments will be in portfolio companies that have not had significant operations and may have founders and management teams with less operational experience than a more established company.
While the Company seeks to invest in companies operated by strong management or build strong management teams at each of them, there can be no assurance that the existing management team, or any successor, will be able to operate the portfolio company as expected by the Company. The success of each portfolio investment depends in substantial part upon the skill and expertise of each portfolio company’s management team. Additionally, portfolio companies will need to attract, retain, and develop executives and members of their management teams. The market for executive talent is, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that a portfolio company will be able to attract, develop, integrate, and retain suitable members of its management team, and, as a result, the Company may be adversely affected thereby.

Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Private Investments Risk
Investments in private companies involve a high degree of business and financial risk that can result in substantial losses. Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Company invests. There is a risk that the Company may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Company’s investment performance. It also is more difficult to value private investments compared to public investments because there is less information available about private companies. Private companies in which the Company may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than investments in public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Company’s NAV could significantly increase or decrease if the Company learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Company’s portfolio. Additionally, the Company will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Company has invested becomes public, the trading price of the Shares could fluctuate significantly, including potentially causing the Shares to trade at a discount or premium to the most recently published NAV. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods, so that the Company may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Company will be able to realize the value of private company investments in a timely manner. There also is no assurance that the private companies in which the Company invests will ever have a liquidity event.
Additionally, the types of private companies in which the Company expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its performance may be significantly impaired.
Historical returns for private company investments have often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Private companies typically control which investors are permitted to invest in their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Company targets will permit the Company to become an investor. The Company may not be able to deploy all of its capital in companies that fit its investment mandate.
The Company’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Company is able to obtain, and the Company expects that substantially less information will be available about the Company’s private investments than information that would be available for publicly traded investments. The Company may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Company believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as when the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process.
The Company expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Company invests to disclose any particular type of information to the Company, either in connection with diligence or as ongoing reporting. Where the Company invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence on the relevant investment and to negotiate certain terms of the investment. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Company carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.
In connection with some of the Company’s investments in private companies, the Company may pledge some or all voting rights in a private company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Company, and if the Adviser determines that the Company should not agree to pledge such voting rights, it may result in the Company being excluded from the investment opportunity.
The Company has the discretion to make follow-on investments, subject to the availability of capital resources and the availability of securities in the applicable portfolio company. The Company may elect not to make follow-on investments in a portfolio company and it may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Company’s initial investment, or may result in a missed opportunity for the Company to increase its participation in a successful operation. Even if the Company has sufficient capital to make a desired follow-on investment, it may elect not to do so in order not to increase its concentration of risk, because it prefers other opportunities, or because it is inhibited by compliance with regulatory or other requirements.

Private Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Private Vehicle Risks
The Company’s investments in Private Vehicles are subject to a number of risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Company may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Company’s ability to gain exposure to certain private companies. The Company expects to primarily invest in Private Vehicles, including SPVs, that provide exposure focused on the same Promising Companies that the Company invests in directly. Some of the Private Vehicles in which the Company invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the
Adviser will have little or no means of independently verifying this information. The Company may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Company believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-
investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-
investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Company carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the
Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely. Lastly, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Company. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.
Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager
may face a conflict of interest in valuing such securities because their values may have an impact on the Private
Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle
Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle
Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the
Company. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Company may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.
The Company will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Company’s own Management Fee. In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments, and may be payable by the Company to a Private Vehicle Manager based on a Private Vehicle’s positive returns even if the Company’s overall returns are negative. Shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Company.
The Company may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the
Company’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the
Company if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Company to enter into unfunded commitment agreements, if any, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Company’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Company to invest in different Private
Vehicles or direct investments than other clients of the Adviser.
If the Company fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Private
Vehicle. Any failure by the Company to make timely capital contributions may impair the ability of the Company to pursue its investment program, cause the Company to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Company’s investments.
The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Company is invested may result in the Company having distributed to it a portfolio of immature and illiquid securities, or the Company’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Company.
Although the Company will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or
their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Company as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Company, as an investor in Private
Vehicles, will not have the benefit of the protections afforded by the 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Company, as an investor in Private
Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each
Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private
Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the
Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Company making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Company at the time of such commitment
(i.e., to “over-commit”). To the extent that the Company engages in an “over-commitment” strategy, the risk associated with the Company defaulting on a commitment to a Private Vehicle will increase. The Company will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.
The Company is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
In connection with making an investment in a Private Vehicle, the Company may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the
Company, and if the Adviser determines that the Company should not agree to pledge such voting rights, it may result in the Company being excluded from the investment opportunity.
A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Company, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Company, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Company will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Company may make secondary investments in Private Vehicles by acquiring the interests in the Private
Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Company will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Company will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Company.
In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately held portfolio companies in which such Private
Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Company will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Company will depend in large part on the acquisition price paid by the Company for its secondary investments, the structure of such acquisitions and the overall success of the Private
Vehicle.
Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV.
Because those secondary investments will be valued by the Company at the most recent NAV reported by the
Private Vehicle’s Manager, the Company will have an unrealized gain with respect to those investments (and a corresponding increase in NAV and performance) equal to the difference between the most recent reported NAV of the Private Vehicle and the Company’s purchase price.
To maintain the Company’s status as a RIC and preserve the tax benefits to the Company of that status, the
Company intends to distribute to Shareholders capital gain dividends in the amount of the Company’s net capital gain. Distribution of the Company’s net capital gain (which is generally the excess of the Company’s realized net long-term capital gains over the Company’s realized net short-term capital losses) properly reported by the
Company as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, regardless of the U.S. Shareholder’s holding period for his, her or its common stock and regardless of whether paid in cash or reinvested in additional common shares. Distributions of the Company’s net capital gain to a non-U.S. Shareholder, generally will not be subject to U.S. federal withholding tax and will not be subject to U.S. federal income tax unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. Shareholder in the United States).
Conversely, a secondary investment in a Private Vehicle sold by the Company at a discount will result in a realized loss, and a corresponding decrease in the Company’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Company and the negotiated sale price.
The valuation of the Company’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private
Vehicles.
There is significant competition for secondary investments. Many institutional investors, including fund-of-
funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Company may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-
of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,”
where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Company. No assurance can be given that the Company will be able to identify secondary investments that satisfy the Company’s investment objective or, if the Company is successful in identifying such secondary investments, that the Company will be permitted to invest, or invest in the amounts desired, in such secondary investments.
At times, the Company may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Company to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Company acquires an interest in a Private Vehicle through a secondary investment, the
Company may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Private Vehicle and, subsequently, that Private Vehicle recalls one or more of these distributions, the Company (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Private Vehicle. While the
Company may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Company would prevail on such claim.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Company at any time.
The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Private Vehicles to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Private Vehicles; the Private Vehicle
Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Company’s performance.

Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Adviser Risk
The Company does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the
Company’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Company’s investments in accordance with the terms of the Investment Advisory Agreement. The Company’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on the
Company’s business, financial condition or results of operations. In addition, the Company cannot assure investors that the Adviser will remain the Company’s investment adviser. The Company may not be able to find a suitable replacement adviser, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations.
Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Concentration Risk
The Company does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. The Company may, for example, invest significantly in aerospace and defense,  artificial intelligence (“AI”), computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics-related companies. While these sectors in which the Company may invest can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Company’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Company carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Company’s concentration of risk in these sectors may increase the losses suffered by the Company or reduce its ability to dispose of depreciating assets. If the Company concentrates in a group of industries, there is also the risk that the Company will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Company to losses disproportionate to those incurred by the market in general if the areas in which the Company’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets.
The Company is subject to the risks associated with the sectors in which it may invest, and the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors. The risks associated with the sectors in which the
Company may invest are further described below.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Technology Sector Risk
The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry.
In addition, a rising interest rate environment tends to negatively affect technology companies. Those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. Any disruption or damage to, or failure of the third-party platform, products, systems or providers relied upon by technology companies could result in service interruptions and harm the companies’ businesses. As technology companies increase their reliance on these third parties, particularly with respect to third-party cloud computing platforms, their exposure to damage from service interruptions or other performance or quality issues may increase. Service interruptions or other performance or quality issues may cause technology companies to issue credits or pay penalties, cause customers to make warranty or other claims against the companies or to terminate their subscriptions, and adversely affect technology companies’ attrition rates and their ability to attract new customers, all of which would reduce technology companies’ revenue. Technology companies’ business and reputation would also be harmed if their customers and potential customers believe the companies’ services are unreliable.
In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering. Many technology company suppliers and contract manufacturers are in locations that are prone to earthquakes and other natural disasters. Global climate change is resulting in certain types of natural disasters and extreme weather occurring more frequently or with more intense effects. In addition, many suppliers’ operations and facilities are subject to the risk of interruption by fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, ransomware and other cybersecurity attacks, labor disputes, public health issues and other events beyond the suppliers’ control. Global supply chains can be highly concentrated and geopolitical tensions or conflict could result in significant disruptions.
Such events can make it difficult or impossible for the contract manufacturers to manufacture and deliver products to its customers, create delays and inefficiencies in the supply and manufacturing chain, result in slowdowns and outages to the technology companies’ service offerings, increase costs, and negatively impact consumer spending and demand in affected areas.
Technology company operations are also subject to the risks of industrial accidents at its suppliers and contract manufacturers. While many suppliers are required to maintain safe working environments and operations, an industrial accident could occur and could result in serious injuries or loss of life, disruption to the technology companies’ business, and harm to the technology companies’ reputation. Major public health issues, including pandemics, have adversely affected, and could in the future materially adversely affect, technology companies due to their impact on the global economy and demand for consumer products. The imposition of protective public safety measures, such as stringent employee travel restrictions and limitations on freight services and the movement of products between regions, can disrupt technology companies’ operations, supply chain and sales and distribution channels, resulting in interruptions to the supply of current products and offering of existing services, and delays in production ramps of new products and development of new services.

AI Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Company may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
Moreover, due to challenges in detecting patent infringement pertaining to generative AI technologies, it may be more difficult to protect generative AI and related innovations with patents. Further, the laws of some foreign countries do not provide the same level of intellectual property protection as U.S. laws and courts and could fail to adequately protect AI companies’ intellectual property rights. If unauthorized disclosure of source code occurs through security breach, cyber-attack or otherwise, AI companies could lose future trade secret protection for that source code. Such loss could make it easier for third parties to compete with AI products by copying functionality, which could cause AI companies to lose customers and could adversely affect their revenue and operating margins.
If AI companies cannot protect their intellectual property against unauthorized copying, use, or other misappropriation, their businesses could be harmed.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of these companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU AI Act, California’s Transparency in Frontier Artificial Intelligence Act, and emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. For example, the EU AI
Act came into force on August 1, 2024, and will generally become fully applicable after a two-year transitional period (although certain obligations will take effect at an earlier or later time). The EU AI Act introduces various requirements for AI systems and models placed on the market or put into service in the EU, including specific transparency and other requirements for general purpose AI systems and the models on which those systems are based. In the U.S., there is increasing uncertainty as to the federal government’s approach to AI regulation going forward, as the continued applicability of the White House’s 2023 Executive Order on the Safe, Secure, and
Trustworthy Development and Use of AI, which lays out a framework for the U.S. government, among other things, to monitor private sector development of certain foundation models, remains subject to regulatory development.
Several states are considering enacting or have already enacted regulations concerning the use of AI technologies, including those focused on consumer protection, and depending on the scope of AI regulation at the federal level, some states may move to regulate AI model development and deployment. Further, at the federal and state level, there have been various proposals (and in some cases laws enacted) addressing “deepfakes” and other AI-generated synthetic media.
Many AI companies also depend on third-party cloud infrastructures operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Supply-chain attacks have increased in frequency and severity, and there can be no guarantee that third parties and infrastructure in the AI companies’ supply chain or third-party partners’ supply chains have not been compromised or that they do not contain exploitable defects or bugs that could result in a breach of or disruption to AI companies’ information technology systems (including AI companies’ products) or the third-party information technology systems that support AI companies and their services. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in brand, reputational, or competitive harm, regulatory action or legal liability. For example, AI algorithms or training methodologies may be flawed. Datasets may be overbroad, insufficient, or contain biased or inaccurate information. Content generated by
AI systems may be offensive, illegal, inaccurate, or otherwise harmful. Ineffective or inadequate AI development or deployment practices by AI companies could result in incidents that impair the acceptance of AI solutions, cause harm to individuals, customers, or society, or result in their products and services not working as intended. Human review of certain inputs and outputs may be required, including for agentic AI systems that can take actions autonomously. These risks may stem from issues related to intellectual property, data privacy, and other claims associated with AI training and outputs.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

Aerospace And Defense Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Aerospace and Defense Industry Risk
The aerospace and defense industry may be significantly affected by government aerospace and defense regulations, spending policies, and geopolitical stability because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. The financial condition of and investor interest in aerospace and defense companies will be negatively influenced by governmental defense spending policies that, outside the occurrence of certain events, such as terrorist attacks, war, and other geopolitical events, are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. Emerging laws and increasing regulatory requirements aimed at global supply chains may impact aerospace and defense companies’ ability to access certain materials and components, and otherwise adversely affect their business, and they may not only be held responsible for their compliance, but for that of their suppliers. In recent years, global supply chain disruptions have impacted, and may continue to impact in the future, aerospace and defense companies’ ability to procure raw materials, microelectronics, and certain commodities. Such disruptions may be driven by supply chain market constraints and macroeconomic conditions, including inflation and labor market shortages. Current geopolitical conditions, including conflicts and other causes of strained intercountry relations, as well as sanctions and other trade restrictive activities, may in the future contribute to these issues. Supply costs can be increased due to the above factors.
The industry’s reliance on the successful development and implementation of new defense and aerospace technologies may result in limited product lines, markets, financial resources, customers, or personnel, all of which may have an adverse effect on profit margins. Products and technologies may face obsolescence due to rapid technological developments and frequent new product introduction and, as such, companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs.

Fintech Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines. Regulators and legislators globally have been establishing, evolving, and increasing their regulatory authority, oversight, and enforcement in a manner that impacts Fintech companies. As Fintech companies introduce new products and services and expand into new markets, including through acquisitions, they are expected to become subject to additional regulations, restrictions, and requirements. Any failure or perceived failure to comply with existing or new laws, regulations, or orders of any government authority (including changes to or expansion of their interpretation) may subject Fintech companies to significant fines, penalties, monetary damages, injunctive relief, criminal and civil lawsuits, forfeiture of significant assets, and enforcement actions in one or more jurisdictions;
result in additional compliance requirements; increase regulatory scrutiny of their business; divert management’s time and attention from the business; restrict companies’ operations; lead to increased friction for customers; force companies to make changes to their business practices, products, or operations; require companies to engage in remediation activities; or delay planned transactions, product launches, or improvements. Any of the foregoing could, individually or in the aggregate, harm Fintech companies’ reputation, damage their brands and business, and adversely affect their results of operations and financial condition.
Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk. Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect Fintech companies. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and Fintech companies. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.
Fintech companies can be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause Fintech companies or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and various other operational disruptions. There is no guarantee that Fintech companies and/or their respective service providers will be successful in protecting against cybersecurity incidents. The failure to protect against cybersecurity incidents could cause significant interruptions in Fintech companies’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to customers. Such a failure or unauthorized disclosure of data could harm the Fintech companies’ reputation, subject them to legal claims, increased costs, financial losses, data privacy breaches, regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, Fintech companies may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.

Computer Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products.
An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Consumer Goods Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions.
Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Consumer Technology Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse economic conditions can materially adversely affect a consumer technology company’s business. The global supply chain for consumer technology companies is large and complex, and many supplier facilities, including manufacturing and assembly sites, are located outside the United States. Adverse macroeconomic conditions, including slow growth or recession, high unemployment, inflation, tighter credit, higher interest rates, changes in fiscal and monetary policy, financial markets volatility and currency fluctuations, can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. Geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors can have an adverse impact on consumer technology companies’ business and supply chains.
The market for consumer technology products and services is highly competitive and subject to rapid technological change. Consumer technology companies may hold patents, trademarks and copyrights, and many competitors may seek to compete primarily by imitating the products and infringing on intellectual property. If a consumer technology company is unable to continue to develop and sell innovative new products with attractive margins, or if competitors infringe on its intellectual property, that company’s ability to maintain a competitive advantage could be materially adversely affected.
Consumer technology companies may be required to use, store and share confidential information, including personal information with respect to their customers. Data security measures cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation.
Consumer technology companies are subject to complex and changing laws and regulations relating to, among other areas, antitrust; privacy, data security and data localization; consumer protection; advertising; product liability;
and intellectual property ownership and infringement. Compliance with these laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services. If any consumer technology company is found to have violated laws and regulations, it could materially adversely affect the company’s business and reputation.

Enterprise Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If enterprise software companies are unable to develop new or sufficiently differentiated products and services, enhance and improve their product offerings and support services in a timely manner or position and price their products and services to meet demand, customers may not purchase, subscribe to or renew their license, hardware support or cloud offerings. Enterprise software companies rely on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect their intellectual property. Despite such efforts, these protections may be limited, and unauthorized third parties may try to copy or reverse engineer their products or otherwise infringe on their intellectual property. If enterprise software companies cannot protect their intellectual property against unauthorized copying or use, or other misappropriation, they may not remain competitive.
Enterprise software companies depend on suppliers to develop, manufacture and deliver on a timely basis the necessary technologies to their customers. Enterprise software companies’ supply chain operations can be affected by geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors affecting the countries or regions where the vendors or products are located or where the products are being shipped. If disruption caused by one or more of the risks described above occurs, enterprise software companies’ business and related operating results could be materially and adversely affected.
Many enterprise software companies rely on computer hardware purchased or leased from, software licensed from, and cloud computing platforms provided by third parties in order to offer their services. Any disruption or damage to, or failure of their third-party platform providers, could result in interruptions in their services and harm their business.
Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business.
Many enterprise software companies have been and are targets for computer hackers, cyberattacks and other perpetrators or threat actors because these companies store and process large amounts of data, including sensitive data. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.

Robotics Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Company. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Company, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade disputes between countries that develop these technologies and countries in which customers of these technologies are based.
Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies’ ability to produce or integrate AI-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your Shares.

Digital Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Digital Assets Risk
Digital assets are assets designed to act as a medium of exchange, though some arguably have not achieved that purpose, and digital assets represent an emerging asset class. There are thousands of digital assets, with Bitcoin being one of the most well-known. Digital assets generally operate without a central authority (such as a bank) and are not backed by any government. Digital assets are not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of digital assets, and regulation in the United States is still developing. The market price of digital assets has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supranational or quasi-national organization), digital assets are susceptible to theft, loss, and destruction. Digital asset trading platforms and other trading venues on which digital assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other fiat currencies. Digital asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.

BDC Qualifying Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	BDC Qualifying Assets
As a BDC, the 1940 Act prohibits the Company from acquiring any assets other than certain qualifying assets unless, at the time of and after giving effect to such acquisition, at least 70% of the Company’s total assets are qualifying assets. Therefore, the Company may be precluded from investing in what the Adviser believes are attractive investments if such investments are not qualifying assets. Similarly, these rules could prevent the
Company from making additional investments in existing portfolio companies, which could result in the dilution of the Company’s position or could require the Company to dispose of investments at an inopportune time to comply with the 1940 Act. If the Company is forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. If the
Company does not remain a BDC, it may be regulated as a closed-end investment company under the 1940 Act, which could subject it to substantially more regulatory restrictions and decrease its operational flexibility. See
“Business Development Company Regulations” for additional information.

Emerging Growth Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Emerging Growth Company Risk
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of
2012 (the “JOBS Act”). As a result, the Company intends to take advantage of certain exemptions for emerging growth companies allowing it to temporarily forgo the auditor attestation requirements of Section 404(b) of the
Sarbanes-Oxley Act. The Company cannot predict if investors will find its Shares less attractive because it relies on this exemption. If some investors find the Shares less attractive as a result, there may be a less active trading market for the Shares and its share price may be more volatile. The Company will remain an emerging growth company until the earlier of (a) the last day of the fiscal year (i) following the fifth anniversary of the completion of the
Company’s initial public offering, (ii) in which the Company has total annual gross revenue of at least $1.235 billion, or (iii) in which the Company is deemed to be a large accelerated filer, which means the market value of the
Company’s common shares of beneficial interest that is held by non-affiliates exceeds $700 million as of the end of the Company’s prior second fiscal quarter, and (b) the date on which the Company has issued more than $1 billion in non-convertible debt during the prior three-year period.
In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company will take advantage of the extended transition period for complying with new or revised accounting standards, which may make it more difficult for investors and securities analysts to evaluate the Company since the Company’s financial statements may not be comparable to companies that comply with public company effective dates and may result in less investor confidence.
Because of the exemptions from various reporting requirements provided to the Company as an “emerging growth company” and because the Company will have an extended transition period for complying with new or revised financial accounting standards, the Company may be less attractive to investors and it may be difficult for the Company to raise additional capital as and when it needs it. Investors may be unable to compare the Company’s business with other companies in the same industry if they believe that the Company’s financial accounting is not as transparent as other companies in the same industry. If the Company is unable to raise additional capital as and when it needs it, the Company’s financial condition and results of operations may be materially and adversely affected.

Incentive Fee On Capital Gains Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Incentive Fee on Capital Gains
The Incentive Fee on Capital Gains may create an incentive for the Adviser to make investments on the
Company’s behalf that are risky or more speculative than would be the case in the absence of such a compensation arrangement, which could result in higher investment losses, particularly during cyclical economic downturns.
As a result of the operation of the cumulative method of calculating the Incentive Fee on Capital Gains that the
Company pays to the Adviser, the cumulative aggregate Incentive Fee on Capital Gains received by the Adviser could be effectively greater than 20%, depending on the timing and extent of subsequent net realized capital losses or net unrealized depreciation. The Company cannot predict whether, or to what extent, this anticipated payment calculation would affect your investment in the Company.

Trading At A Discount/Premium Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Trading at a Discount/Premium.
Shares of BDCs such as the Company frequently trade at a discount to their NAV per share. There can be no assurance that the Shares will trade at a price equal to or higher than the NAV. Also, the NAV will be reduced immediately following this offering by the Company’s offering costs.
The possibility that the Shares may trade at a discount to NAV is separate and distinct from the risk that the
NAV may not accurately reflect the true value of the Company’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Shares may be affected by such factors as distributions that the
Company may make to the Shareholders or significant trading in one or more of the Company’s portfolio securities immediately prior to their initial public offering, at times causing the market price to rise and, at times the completion of certain initial public offerings of shares that the Company owns causing the market price to decrease;
in each case, such events are, in turn, further affected by expenses, the stability of the Company’s distributions, liquidity and market supply and demand. Any issuance of additional Shares may have an adverse effect on prices in the secondary market for the Shares by increasing the number of Shares available, which may create downward pressure on the market price for the Shares. The Company cannot predict whether the Shares will trade above, at, or below their NAV.

Other Risks Relating To Share Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Other Risks Relating to Share Price
If the Company, Robinhood or the Employee Fund sells additional Shares after this offering or is perceived by the public as intending to sell additional Shares, including pursuant to the expiration of the respective lock-up periods, the market price of the Shares could decline.
The Company has entered into a lock-up agreement with the Underwriters, pursuant to which it has agreed, subject to certain exceptions, for a period of 180 days from the date of this Prospectus, not to offer, sell, contract to sell, pledge, grant any option to purchase, make any short sale or otherwise transfer or dispose of, directly or indirectly, any Shares, or enter into any swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Shares, without the prior written consent of Goldman Sachs & Co.
LLC.
Robinhood and the Employee Fund have entered into lock-up agreements with the Underwriters, pursuant to which they have agreed, subject to certain exceptions, not to offer, sell, contract to sell, pledge, grant any option, right or warrant to purchase, purchase any option or contract to sell, lend or otherwise transfer or dispose of or hedge any Shares for 30 days from the date of this Prospectus, except with the prior written consent of Goldman Sachs &
Co. LLC. Notwithstanding the foregoing, if the reported closing price of the Shares on the New York Stock
Exchange is at least 20% greater than the initial public offering price per share set forth on the cover page of this
Prospectus on or after the 15th day (or, if such 15th day is not a trading day, then the first trading day after such 15th day), the lock-up period shall automatically expire beginning at the opening of trading on the first trading day thereafter with respect to all Shares held by Robinhood and the Employee Fund.
As a result, all of the outstanding Shares of the Company that are not sold in the offering will be subject to a lock-up agreement during the lock-up period.
Upon the expiration of the lock-up agreements at the end of the Robinhood Lock-Up Period as described above, all of the Shares that are subject to the lock-up agreements will be eligible for resale in the public market, subject to volume, manner of sale and other limitations applicable under Rule 144 of the Securities Act. In connection with seed capital investments by Robinhood, the Company entered into a registration rights agreement (the “RRA”) with
Robinhood. Pursuant to the RRA, the Company agreed to file a resale registration statement to register the
“Registrable Securities” covered by the RRA. See “Description of Shares—Registration Rights” for additional information. Registration of the Shares would result in Shares becoming freely tradable without compliance with
Rule 144, upon effectiveness of the registration statement.

Exchange Listing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Exchange Listing An active, liquid and orderly market for the Shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price initially paid for those shares.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Competition for Investment Opportunities
The Company operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Company to make the types of investments that the Company plans to make.
Robinhood and its affiliates also may compete with the Company for certain types of investments, including acquisitions of companies in which the Company might otherwise have considered for investment. Many of the
Company’s competitors are substantially larger than the Company and have considerably greater financial, technical and marketing resources than the Company does. The Company may be at a competitive disadvantage with the
Company’s competitors in a particular sector or investment, as some of them have greater capital, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. The Company may be unable to find a sufficient number of attractive opportunities to meet its investment objective and there is no assurance as to the timing of investments. The Adviser expects the Company to benefit from its relationships;
however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on the Company’s ability to find suitable investments and otherwise achieve its investment objective.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-U.S. Investments Risk
The Company may make non-U.S. investments, which are subject to additional risks.
The Company, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risks due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Company or client portfolio), the application of complex U.S.
and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Company’s portfolio investments.
Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment (e.g., national security reviews by U.S. foreign investment review authorities can extend timelines, increase costs, and even prevent closings) and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (f) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to
U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Company.
The Company may be subject to risks related to changes in foreign currency exchange rates.
Because the Company may have exposure to securities denominated or quoted in currencies other than the U.S.
dollar, changes in foreign currency exchange rates may affect the value of securities held by the Company and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Company’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Company to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Initial Public Offering Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Initial Public Offering Proceeds
The Company anticipates that, depending on market conditions, it may take the Company a substantial period of time to invest substantially all of the net proceeds of this initial public offering, or any follow-on offering, in securities meeting its investment objective. Delays in investing the net proceeds raised in this initial public offering or any follow-on offering of Shares by the Company may cause the Company’s performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. The Company cannot assure you that it will be able to identify any investments that meet the Company’s investment objective or that any investment that the Company makes will produce a positive return. The Company may be unable to invest the net proceeds of this initial public offering or any follow-on offering on acceptable terms within the time period that it anticipates or at all, which could harm the Company’s financial condition and operating results. In addition, until such time as the net proceeds of this initial public offering or any follow-on offering are invested in securities meeting the Company’s investment objective, the market price for the Shares may decline. Thus, the return on your investment may be lower than when, if ever, the Company’s portfolio is fully invested in securities meeting its investment objective.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Limited Operating History
The Company is a newly organized, diversified, closed-end management investment company with limited operating history that has elected to be regulated as a BDC under the 1940 Act. While members of the Adviser who will be active in managing the Company’s investments have experience in private market investments, the Company was recently formed, has limited operating history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser and its management have no experience managing BDCs.

Future Growth Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Future Growth
The Company will need additional capital to grow and to fund growth in its investments, and the Company may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Company’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Shares. In addition, regulations governing the
Company’s operations as a BDC affect its ability to raise additional capital and the way in which it does so. The raising of debt capital may expose the Company to risk, including the typical risks associated with leverage.

Follow-On Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Follow-On Investments
The Company may be offered the opportunity to participate in a subsequent funding round of an existing portfolio investment of the Company. There can be no assurance that the Company will make follow-on investments, or that the Company will have sufficient cash to make all or any of such investments. Any decision by the Company not to make follow-on investments or its inability to make such investments may have a substantial negative impact on a portfolio company in need of such an investment (including an event of default under applicable debt documents in the event an equity cure cannot be made), result in a lost opportunity for the Company to increase its participation in a successful operation or the dilution of the Company’s ownership in a portfolio company.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Valuation
The vast majority of the Company’s portfolio investments are expected to be in the form of securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the
Company’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its
Valuation Designee. Because the Company’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable.
The Company will value its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Company’s securities. The methods for valuing these securities may include: observable, company-specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger and acquisition agreements, initial public offerings/direct listings, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Company’s security and the issuer’s circumstances;
model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Company’s security, or are deemed stale, or where significant events indicate transaction inputs may no longer be representative.
In determining fair value, the Company considers the specific contractual terms of the SAFE, including valuation caps, discounts (where applicable), and other economic features, and evaluates the implied value of the resulting equity interest across a range of scenarios. Where applicable, the Company may reference observable transaction data (including priced financing rounds or other transactions, or “Hard Events”) and may derive an implied as-converted value, adjusted as appropriate for the terms of the SAFE and other relevant considerations.
A SAFE investment’s value may not change for an extended period of time, for example, until a conversion is triggered. Upon conversion, the Company’s investment in the company that issued the SAFE may change significantly, impacting the Company’s NAV per share and potentially the trading price for the Shares. Because
SAFEs are valued based on estimates of future contingent events, their reported fair value may differ materially from realized outcomes.
The value of the Company’s investments in Private Vehicles generally will be based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s).
The value at which the Company’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Company. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Company will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Company’s investments could ultimately be realized at the
Company’s valuation of such investments.
The Company’s NAV is a critical component in several operational matters including computation of the Base
Management Fee. Consequently, variance in the valuation of the Company’s investments will impact, positively or negatively, the fees and expenses the Company will pay. For more information regarding the Company’s calculation of its NAV, see “Net Asset Valuation.”

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity
Substantially all of the Company’s investments will be illiquid. The Company invests primarily in private companies, both directly and indirectly. Substantially all of these securities will be subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Company invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Company invested. The illiquidity of the
Company’s investments will generally make it more difficult for the Company to sell such investments if the need arises. In addition, if the Company is required to liquidate all or a portion of its investments quickly, the Company may realize significantly less than the value at which it has previously recorded those investments. To the extent the
Company or the Adviser receives material non-public information regarding an investment, the Company could face other restrictions on its ability to liquidate that investment.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage
On May 21, 2026, our Board and sole shareholder approved the adoption of an asset coverage requirement, as described in Section 61(a)(2) of the 1940 Act, of 150%. Such election became effective on May 21, 2026.
The Company may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in the Company. The use of leverage is speculative and involves certain risks. Although leverage will increase the Company’s investment return if the Company’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Company pays for the use of those funds, the use of leverage will decrease the return of the Company if the Company fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Company, especially in times of a “credit crunch” or during general market turmoil. The Company may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit;
either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Company may terminate or refuse to renew any credit facility into which the Company has entered. If the
Company is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Company.

Conflicts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Conflicts
The Company is subject to conflicts of interest. RHV and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Company. Robinhood and its affiliates also may compete with the Company for certain types of investments, including acquisitions of companies in which the Company might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable.
In order to address potential conflicts of interest, the Adviser has adopted an investment allocation policy that governs the allocation of investment opportunities among the investment funds and other accounts managed by the
Adviser. To the extent an investment opportunity is appropriate for either or both of the Company and/or any other investment fund or other account managed by the Adviser, and co-investment is not possible, the Adviser will adhere to its investment allocation policy in order to determine to which account to allocate the opportunity.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner over time, the Company and Shareholders can be adversely affected to the extent investment opportunities are allocated among the Company and other investment vehicles managed by the Adviser.
The investment allocation policy will also be designed to manage and mitigate the conflicts of interest associated with the allocation of investment opportunities if the Company is able to co-invest, either pursuant to
SEC interpretive positions or an exemptive order, with other accounts managed by the Adviser. Generally, under the investment allocation policy, co-investments will be allocated pursuant to the conditions of an exemptive order.
Under the investment allocation policy, a portion of each opportunity that is appropriate for the Company and any affiliated fund or other account, which may vary based on asset class and liquidity, among other factors, will generally be offered to the Company and such other eligible accounts, as determined by the Adviser. If there is a sufficient amount of securities to satisfy all participants, each order will be fulfilled as placed. If there is an insufficient amount of securities to satisfy all participants, the securities will generally be allocated at the discretion of the Adviser.
The Adviser will seek to treat all clients fairly and equitably over time in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited investment supplies, the factors may not result in pro rata allocations or may result in situations where certain accounts receive allocations where others do not.
Affiliated Transactions Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Company from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Company. The Adviser will not cause the Company to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms)
unless the Company has received an order granting an exemption from Sections 17 and 57 of the 1940 Act or unless such investments are not prohibited by Section 17(d) or 57(a)(4) of the 1940 Act or interpretations of Section 17(d)
or 57(a)(4) as expressed in SEC no-action letters or other available guidance. The Adviser and the Company have applied for an exemptive order from the SEC that, once received, would permit the Company to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Company’s ability to participate in such negotiated investments. In addition, other conflicts may be present in a particular investment that may limit or restrict the Company’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Company may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Company’s ability to achieve the desired investment returns.
The Company, together with interests held by other advisory clients of the Adviser, may be limited from owning or controlling, directly or indirectly, interests in Private Vehicles or other issuers that equal or exceed 5% of such issuer’s outstanding voting securities. In addition, the Company may seek to invest in a Private Vehicle’s non-
voting securities and, together with interests held by other advisory clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Vehicle not be deemed an
“affiliated person” of the Company for purposes of the 1940 Act, which may impose limits on the Company’s dealings with the Private Vehicle and its affiliated persons. As a general matter, however, the Private Vehicles in which the Company will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Vehicle (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Company could become an affiliated person of a Private Vehicle or another issuer. In such circumstances, the Company may be restricted from transacting with the Private Vehicle or its portfolio companies absent an applicable exemption (whether by rule or otherwise).

Other Funds Advised By The Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Other Funds Advised by the Adviser
Portfolio companies of the Company may be in, or come into, competition with other companies in which affiliates of the Company have an interest via different investment funds or other means. In addition, the Company could pursue a transaction with an entity in which another fund advised by the Adviser has a pre-existing investment, or another fund advised by the Adviser could pursue a transaction with an entity in which the Company has a pre-existing investment. For example, another fund advised by the Adviser could lead or participate in a recapitalization of a portfolio company in which the Company has a pre-existing investment, or invest in a later-
stage equity issuance by a portfolio company in which the Company has a pre-existing investment. Such investments could give rise to conflicts of interest to the extent that the Adviser takes into account the interests of such other funds advised by the Adviser in its consideration of certain actions by the Company in respect of such investments. In certain circumstances, the pre-existing interests of other funds advised by the Adviser in a portfolio company could preclude the Company from taking actions it would otherwise have taken or could otherwise be detrimental to the Company, or alternatively, such other funds advised by the Adviser could benefit from actions taken on behalf of the Company. For example, if another fund advised by the Adviser makes an investment in an existing portfolio company of the Company at a valuation that is below (or in excess of) the valuation implied by the
Company’s original investment in such portfolio company, such other funds’ investment could be dilutive (or accretive) to the Company’s existing investment. Additionally, another fund advised by the Adviser that participates in a follow-on opportunity in a portfolio company of the Company will benefit from the initial evaluation, investigation and due diligence undertaken by the Company in connection with the initial investment, but the other participating fund advised by the Adviser will not be required to reimburse the Company for any expenses incurred in connection with making or holding the investment.
In addition, the timing of entry into or exit from an investment in a portfolio company may vary among the various funds advised by the Adviser for reasons such as differences in strategy, timeline, existing portfolio or liquidity needs. There can be no assurance that the terms of, or the return on, the Company’s investment will be equivalent to, or better than, the terms of, or the returns obtained by, a different fund advised by the Adviser with respect to the same portfolio company, nor can there be any assurance that such other fund advised by the Adviser will hold the same positions in such portfolio company.

Regulatory Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Regulatory Environment
Changes in laws or regulations governing the Company’s operations may adversely affect its business. The
Company and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels.
These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect the Company’s business.

Change In Investment Objective Or Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Change in Investment Objective or Strategies
The Board may change the Company’s investment objective and strategies or modify or waive certain of the
Company’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Company cannot predict the effects that any changes to its current operating policies and strategies would have on the Company’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Company’s business and impact its ability to make distributions.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Active Management
The Company is subject to management risk because it is an actively managed investment portfolio. The
Company’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the
Company’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding investments may be incorrect in view of actual market conditions. The
Adviser will apply investment techniques and risk analyses in making investment decisions for the Company, but there can be no guarantee that these will produce the desired results. The Company may be subject to a relatively high level of management risk because the Company invests in private market investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Company’s allocation of its investments across direct investments, including Private Vehicles, and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Company, as well as the overall risk profile of the Company’s portfolio, may vary over time.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Anti-Takeover Provisions Risk
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company, to change the composition of the Board or convert the Company to open-
end status. These provisions may have the effect of discouraging attempts to acquire control of the Company, which attempts could have the effect of increasing the expenses of the Company and interfering with the normal operation of the Company. Such provisions also could limit the ability of Shareholders to sell their Shares at a premium over the then-current market prices by discouraging a third party from seeking to obtain control of the Company. See
“Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions” for additional information.
Required Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Required Distributions Risk
Although the Company focuses on achieving capital gains from its investments, in certain cases it may receive current income, such as interest or dividends, on its investments. Because in certain cases the Company may recognize such current income before or without receiving cash representing such income, it may have difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, in order for the Company to maintain its qualification as a RIC, it may have to sell some of its investments at times it would not consider advantageous, raise debt or equity capital or reduce new investments to meet these distribution requirements. If the
Company is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus would be subject to corporate-level U.S. federal income tax. See “Material U.S. Federal Income Tax Considerations—Taxation as a
Regulated Investment Company.”
Taxation Of Shareholders On Distributions In Company’s Own Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Taxation of Shareholders on Distributions in Company’s Own Stock
The Company may distribute a portion of its taxable distributions in the form of shares of its stock. In accordance with certain applicable U.S. Treasury Regulations and other related administrative pronouncements issued by the IRS, a RIC may be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each Shareholder is permitted to elect to receive its entire distribution in either cash or stock of the
RIC, subject to the satisfaction of certain guidelines. If too many Shareholders elect to receive cash, each
Shareholder electing to receive cash must receive a pro rata amount of cash (with the balance of the distribution paid in stock). If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be equal to the amount of cash that could have been received instead of stock. Taxable Shareholders receiving such distributions will be required to include the full amount of the distribution as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of their share of the Company’s current and accumulated earnings and profits for
U.S. federal income tax purposes. As a result, a U.S. Shareholder may be subject to tax with respect to such distributions in excess of any cash received. If a U.S. Shareholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Company’s stock at the time of the sale, which would result in a capital loss, the deductibility of which is subject to limitations. Furthermore, with respect to non-U.S. Shareholders, the
Company may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of any such distribution that is payable in stock. In addition, if a significant number of the Shareholders determine to sell shares of the Company’s stock in order to pay taxes owed on distributions, such sales may put downward pressure on the trading price of the Company’s stock.

Failure To Qualify As A Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Failure to Qualify as a Regulated Investment Company Risk
The Company intends to elect to be treated as a RIC for federal income tax purposes as of the Company’s First
Post-IPO Tax Year. If the Company qualifies to be treated as a RIC, the Company generally will not pay corporate-
level federal income tax on any ordinary income or capital gains that the Company distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Company must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Company’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Company must maintain its status as a BDC under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Company. In addition, as a RIC, the Company could be subject to tax on any unrealized net built-in gains in the assets held by the Company during the period in which the
Company was not a RIC that are recognized within the five-year period beginning on the first day of its first taxable year as a RIC, unless either the Company made a special election to pay corporate-level tax on such built-in gain at the time of the Company’s RIC election or an exception applies. At the time of the Company’s RIC election, the
Company intends to elect to recognize all of its built-in gain at the time of its conversion and pay tax currently on the built-in gain. See “Material U.S. Federal Income Tax Consequences—Conversion to Regulated Investment
Company.” If the Company fails to qualify for the federal income tax benefits allowable to RICs for any reason and remains or becomes subject to a corporate-level income tax, the resulting taxes could substantially reduce the
Company’s net assets, the amount of income available for distribution to Shareholders and the actual amount of the
Company’s distributions. Such a failure would have a material adverse effect on the Company, the net asset value of the Shares and the total return, if any, obtainable from Shareholders’ investment in Shares. For additional information regarding the Company’s tax requirements, see “Material U.S. Federal Income Tax Considerations.”
Any net operating losses that the Company incurs in periods during which the Company qualifies as a RIC will not offset net capital gains (i.e., net realized long-term capital gains in excess of net short-term capital losses) that the
Company is otherwise required to distribute, and the Company cannot pass such net operating losses through to
Shareholders. In addition, net operating losses that the Company carries over to a taxable year in which the
Company qualifies as a RIC normally cannot offset ordinary income or capital gains.

Additional Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Additional Tax Liabilities Risk
The Company is subject to complex tax laws and regulations of the multiple jurisdictions in which it operates.
These laws and regulations are subject to uncertain interpretation. The Company’s interpretation and application of these laws and regulations, as well as the Company’s compliance with certain other requirements, require significant judgment and the use of assumptions and estimates.
As a result, the Company will be exposed to the risk that tax authorities in any of the jurisdictions in which the
Company operates could disagree with the Company’s interpretations of the applicable laws and regulations or the
Company’s tax calculations and methodologies, including the classification of the Company’s revenues or the determination of the jurisdictions to which profits are attributed. Accordingly, the Company may be subject to tax audits and other similar proceedings with tax authorities in a number of jurisdictions. In certain cases, the applicable tax authority may challenge one or more tax positions of the Company. Any such audits and other similar proceedings could result in additional taxes, including interest and penalties, which could, in turn, adversely affect the Company’s investment returns.
In addition, laws and regulations are changing on an ongoing basis, and these changes may apply with retroactive effect. New legislation and any U.S. Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect the Company’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Company and its Shareholders of such qualification, or could have other adverse consequences. In addition, the effective tax rate of the portfolio companies in which the Company invests could materially increase as a result of changes in tax law, tax treaties or the interpretation thereof.
On July 4, 2025, the bill referred to as the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The OBBBA introduced broad changes to the Code, including changes to the taxation of businesses. The Company believes the recent changes to the Code under the OBBBA do not materially impact the
Company.
Investors are urged to consult with their tax advisors regarding tax legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the Company’s securities.

The DRIP May Create A Taxable Event For Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The DRIP May Create a Taxable Event for Shareholders
Distributions on the Shares will be automatically reinvested into additional Shares pursuant to the Company’s
DRIP absent a Shareholder electing otherwise. Each Shareholder that does not so elect otherwise will be treated for
U.S. federal income tax purposes as if such Shareholder had received the applicable dividend. For a discussion of the tax consequences to Shareholders of receiving dividends, see “Material U.S. Federal Income Tax
Considerations.”

Other Risks Related To This Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Other Risks Related to this Offering
Shares offered by this Prospectus may be purchased from Robinhood Financial or TradePMR, each an affiliate of RHV, acting in its capacity as a selling group member in this offering. Any negative experiences Robinhood
Financial’s customers, or TradePMR’s investment adviser customers, have in connection with their participation or attempted participation in this offering may harm the Company’s brand and reputation. In addition, participation in this offering by retail customers through Robinhood Financial could result in increased volatility in the trading price of the Shares.
Robinhood Financial and TradePMR, each a broker-dealer affiliated with the Company’s Adviser, are members of the selling group for this offering. It is anticipated that a portion of the Shares offered by this Prospectus will be offered through Robinhood Financial, acting as a selling group member, to allocate for sale to its customers through its IPO Access feature on the Robinhood platform. It is further anticipated that a portion of the Shares offered by this
Prospectus will be offered through TradePMR, acting as a selling group member, to allocate for sale to its investment adviser customers and their clients through its Advisor IPO Access feature on the Fusion platform. Any such sales will be made at the same initial public offering price, and at the same time, as any other purchases in this offering, including purchases by institutions and other large investors, and in accordance with customary broker-
dealer practices and procedures. Robinhood Financial and TradePMR will not retain any fees or other amounts received in connection with this service to the Company.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Contact Personnel Name	John MarkleMaureen Montgomery
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, the Company generally
is not permitted to declare any cash dividend or other distribution on the Shares, or purchase any such Shares, unless, at the time of such declaration, the Company would have asset coverage of at least 150% after deducting the amount of such dividend or other distribution.
Security Voting Rights [Text Block]	The 1940 Act grants to the holders of senior securities representing shares issued by the Company certain voting rights, including the right to elect two trustees of the Board. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of preferred shares to elect a majority of the Board.

Security Preemptive and Other Rights [Text Block]	Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act.
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common shares
Security Dividends [Text Block]	Distributions may be paid to holders of the Shares if, as and when authorized by the Board and declared by the Company out of funds legally available therefor.
Security Voting Rights [Text Block]	Voting Rights. Holders of Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Shareholders. If preferred shares are issued, holders of preferred shares will have a right to elect two of the Company’s Trustees, and will have certain other voting rights.
Each Share is entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions.”

Security Preemptive and Other Rights [Text Block]	All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Under the rules of the NYSE currently applicable to listed companies, the Company will be required to hold an annual meeting of Shareholders in each fiscal year.

Outstanding Security, Title [Text Block]	Common Shares ................................................................
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,091,957